UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Guggenheim Variable Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 20.7%
Consumer, Non-cyclical - 6.3%
Pfizer, Inc.	34,965	$1,033,916
Merck & Company, Inc.	16,891	1,001,298
Altria Group, Inc.	15,960	733,202
Procter & Gamble Co.	8,441	706,849
UnitedHealth Group, Inc.	7,822	674,647
Archer-Daniels-Midland Co.	12,949	661,694
Johnson & Johnson	6,067	646,682
Mondelez International, Inc. — Class A	18,008	617,043
Express Scripts Holding Co.*	8,625	609,184
Kroger Co.	10,993	571,636
Cardinal Health, Inc.	7,534	564,447
Kimberly-Clark Corp.	5,107	549,360
Kraft Foods Group, Inc.	9,684	546,178
Kellogg Co.	8,198	504,997
Medtronic, Inc.	8,039	498,016
Aetna, Inc.	5,994	485,514
WellPoint, Inc.	3,988	477,045
Eli Lilly & Co.	7,175	465,299
PepsiCo, Inc.	4,981	463,681
Philip Morris International, Inc.	5,502	458,867
General Mills, Inc.	8,057	406,476
Cigna Corp.	4,456	404,115
Becton Dickinson and Co.	3,205	364,761
Coca-Cola Co.	6,577	280,575
AbbVie, Inc.	4,250	245,480
Stryker Corp.	2,317	187,098
Amgen, Inc.	1,238	173,889
Automatic Data Processing, Inc.	1,726	143,396
Total Consumer, Non-cyclical		14,475,345
Industrial - 3.4%
General Electric Co.	47,383	1,213,952
Boeing Co.	5,651	719,825
United Technologies Corp.	6,731	710,794
General Dynamics Corp.	5,432	690,353
Lockheed Martin Corp.	3,534	645,945
FedEx Corp.	3,986	643,540
Caterpillar, Inc.	6,212	615,174
Northrop Grumman Corp.	4,557	600,430
CSX Corp.	18,556	594,905
Raytheon Co.	5,491	557,995
Waste Management, Inc.	11,615	552,061
Deere & Co.	1,680	137,743
TE Connectivity Ltd.	2,294	126,835
Total Industrial		7,809,552
Technology - 3.1%
Apple, Inc.	14,759	1,486,969
Microsoft Corp.	24,163	1,120,197
International Business Machines Corp.	3,644	691,741
Hewlett-Packard Co.	18,758	665,346
EMC Corp.	21,823	638,541
QUALCOMM, Inc.	6,361	475,612
Oracle Corp.	11,082	424,219
Broadcom Corp. — Class A	9,025	364,790
Micron Technology, Inc.*	9,736	333,555
Intel Corp.	9,457	329,293
Texas Instruments, Inc.	6,749	321,860
Western Digital Corp.	2,748	267,435
Total Technology		7,119,558
Energy - 2.4%
Exxon Mobil Corp.	14,178	1,333,441
Anadarko Petroleum Corp.	5,778	586,121
Pioneer Natural Resources Co.	2,729	537,531
Marathon Oil Corp.	14,065	528,703
Apache Corp.	5,629	528,394
Hess Corp.	5,213	491,690
Marathon Petroleum Corp.	5,232	442,993
Valero Energy Corp.	5,521	255,457
Occidental Petroleum Corp.	2,373	228,164
Chevron Corp.	1,497	178,622
ConocoPhillips	2,300	175,996
Baker Hughes, Inc.	2,113	137,472
Phillips 66	1,673	136,032
Total Energy		5,560,616
Financial - 2.0%
JPMorgan Chase & Co.	19,607	1,181,125
Bank of America Corp.	37,535	639,972
Prudential Financial, Inc.	6,979	613,733
Citigroup, Inc.	11,361	588,727
Capital One Financial Corp.	7,036	574,278
MetLife, Inc.	9,883	530,915
Wells Fargo & Co.	4,978	258,209
Berkshire Hathaway, Inc. — Class B*	1,148	158,585
Total Financial		4,545,544
Communications - 1.7%
Cisco Systems, Inc.	33,729	848,959
eBay, Inc.*	12,093	684,827
Corning, Inc.	26,172	506,166
Google, Inc. — Class A*	843	496,030
CenturyLink, Inc.	9,918	405,547
Comcast Corp. — Class A	7,086	381,085
Verizon Communications, Inc.	4,582	229,054
Amazon.com, Inc.*	560	180,566
AT&T, Inc.	4,178	147,233
Yahoo!, Inc.*	2,300	93,725
Total Communications		3,973,192
Consumer, Cyclical - 1.7%
Wal-Mart Stores, Inc.	10,874	831,535
CVS Health Corp.	9,598	763,905
Walgreen Co.	10,197	604,376
General Motors Co.	17,552	560,611
Ford Motor Co.	30,019	443,981
Costco Wholesale Corp.	2,254	282,471
Target Corp.	4,053	254,042
Carnival Corp.	3,811	153,088
Total Consumer, Cyclical		3,894,009
Basic Materials - 0.1%
Freeport-McMoRan, Inc.	5,263	171,837
EI du Pont de Nemours & Co.	1,200	86,112
Total Basic Materials		257,949
Total Common Stocks
(Cost $43,663,252)		47,635,765

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS†,1 - 47.4%
Guggenheim Variable Insurance Strategy Fund III	2,121,102	$52,815,453
Guggenheim Strategy Fund I	1,577,213	39,272,611
Guggenheim Strategy Fund II	682,710	16,999,484
Total Mutual Funds
(Cost $109,384,351)		109,087,548

SHORT TERM INVESTMENTS† - 3.0%
Dreyfus Treasury Prime Cash Management Fund	6,900,596	6,900,596
Total Short Term Investments
(Cost $6,900,596)		6,900,596

	Face Amount
ASSET BACKED SECURITIES†† - 20.8%
Garrison Funding 2013-2 Ltd.
2013-2A, 2.03% due 09/25/232,3	$2,400,000	2,385,361
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/212,3	2,397,063	2,375,729
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/222,3	1,376,822	1,355,757
2006-1A, 1.06% due 02/01/222,3	600,000	546,960
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/352	1,977,792	1,898,937
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/212,3	1,850,000	1,834,275
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/222,3	1,800,000	1,770,840
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/372	1,761,024	1,734,776
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/212,3	1,700,000	1,697,280
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/242,3	1,700,000	1,669,060
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/232,3	1,350,000	1,328,535
2014-1A, 2.23% due 10/15/232,3	250,000	249,500
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/222,3	1,580,000	1,558,196
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.48% due 05/15/212,3	1,400,000	1,372,840
Lehman XS Trust
2007-9, 0.27% due 06/25/372	1,478,539	1,334,226
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/172,3	1,350,000	1,323,810
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/352	1,340,640	1,321,592
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/412,3	1,373,489	1,317,313
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/302	1,400,000	1,310,625
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/212,3	1,250,000	1,248,125
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/212,3	1,250,000	1,220,000
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.30% due 01/25/372	1,292,687	1,185,352
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/212,3	1,181,386	1,170,754
Race Point V CLO Ltd.
2014-5AR, 3.08% due 12/15/222,3	1,050,000	1,045,380
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/352	1,056,673	1,016,513
TICC CLO LLC
2011-1A, 2.48% due 07/25/212,3	1,000,000	1,000,000
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/252,3	1,000,000	997,200
Hewett's Island CDO Ltd.
2007-6A, 2.48% due 06/09/192,3	1,000,000	996,200
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/212,3	960,000	945,408
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/192,3	1,000,000	940,300
Golub Capital Partners CLO 18 Ltd.
2014-18A, 2.73% due 04/25/262,3	880,000	871,200
H2 Asset Funding Ltd.
2.05% due 03/19/37	850,000	857,225
Symphony CLO IX, LP
2012-9A, 2.73% due 04/16/222,3	800,000	800,720
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.79% due 11/05/412,3	800,000	756,480

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 20.8% (continued)
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/312	$582,227	$576,638
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.23% due 08/15/232,3	500,000	491,300
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/212,3	500,000	481,400
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/412,3	484,025	475,070
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.53% due 09/30/222,3	500,000	472,850
ACS 2007-1 Pass Through Trust
2007-1A, 0.47% due 06/14/372,3	482,419	471,564
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/182,3	460,590	459,807
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	400,000	400,240
JP Morgan Mortgage Acquisition Trust
2006-CH2, 0.26% due 10/25/362	289,063	288,763
Golub Capital Partners Fundings Ltd.
2007-1A, 0.48% due 03/15/222,3	280,029	277,005
Total Asset Backed Securities
(Cost $47,244,081)		47,831,106

MORTGAGE BACKED SECURITIES†† - 3.8%
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.00% due 12/15/282,3	1,900,000	1,921,734
Boca Hotel Portfolio Trust
2013-BOCA, 3.20% due 08/15/262,3	1,900,000	1,901,505
Hilton USA Trust
2013-HLF, 2.91% due 11/05/302,3	1,700,000	1,701,069
SRERS Funding Ltd.
2011-RS, 0.40% due 05/09/462,3	1,403,232	1,336,579
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/472,3	1,059,000	1,079,416
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.23% due 06/15/202,3	685,035	681,671
Total Mortgage Backed Securities
(Cost $8,522,298)		8,621,974

SENIOR FLOATING RATE INTERESTS†† - 2.1%
Financial - 0.8%
National Financial Partners Corp.
4.50% due 07/01/20	1,504,805	1,489,756
First Data Corp.
3.65% due 03/23/18	150,000	146,953
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	137,895	135,482
Total Financial		1,772,191
Technology - 0.6%
Blue Coat Systems, Inc.
4.00% due 05/31/19	1,279,092	1,252,449
Energy - 0.3%
Pacific Drilling
4.50% due 05/18/18	770,250	743,615
Industrial - 0.3%
Thermasys Corp.
5.25% due 05/03/19	745,938	741,589
Consumer, Cyclical - 0.1%
Sears Holdings Corp.
5.50% due 06/30/18	238,200	231,352
Total Senior Floating Rate Interests
(Cost $4,803,995)		4,741,196

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.5%
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/372	2,644,750	2,466,785
HarborView Mortgage Loan Trust
2006-12, 0.34% due 01/19/382	1,258,784	1,074,477
Total Collateralized Mortgage Obligations
(Cost $3,491,868)		3,541,262

CORPORATE BONDS†† - 1.0%
Financial - 0.6%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	950,000	940,500
International Lease Finance Corp.
2.18% due 06/15/162	370,000	366,300
Total Financial		1,306,800
Communications - 0.4%
Level 3 Financing, Inc.
3.82% due 01/15/182,3	910,000	896,623
Total Corporate Bonds
(Cost $2,237,450)		2,203,423
Total Investments - 100.3%
(Cost $226,247,891)		$230,562,870
Other Assets & Liabilities, net - (0.3)%		(691,373)
Total Net Assets - 100.0%		$229,871,497

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $982,375)	10	$(5,807)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America S&P 500 Index Swap November 2014 S&P 500 Index Swap, Terminating 11/05/144 (Notional Value $181,399,400)	91,974	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer — See Note 6.
2	Variable rate security. Rate indicated is rate effective at September 30, 2014.
3
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $45,424,816 (cost $45,013,937), or 19.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 97.3%
Financial - 26.0%
Wells Fargo & Co.	239,345	$12,414,825
American International Group, Inc.	175,409	9,475,594
JPMorgan Chase & Co.	142,700	8,596,247
Allstate Corp.	127,050	7,797,059
Citigroup, Inc.	148,070	7,672,987
Bank of New York Mellon Corp.	159,960	6,195,251
Reinsurance Group of America, Inc. — Class A	50,550	4,050,572
Bank of America Corp.	204,390	3,484,850
NASDAQ OMX Group, Inc.	73,530	3,119,143
Aon plc	32,830	2,878,206
CME Group, Inc. — Class A	34,190	2,733,661
Navient Corp.	85,340	1,511,371
Franklin Resources, Inc.	20,500	1,119,505
Ocwen Financial Corp.*	38,470	1,007,145
Total Financial		72,056,416
Energy - 15.3%
Chevron Corp.	62,980	7,514,774
Halliburton Co.	77,620	5,007,266
Phillips 66	59,710	4,855,020
Apache Corp.	46,144	4,331,537
Whiting Petroleum Corp.*	48,810	3,785,216
Exxon Mobil Corp.	36,780	3,459,159
Marathon Oil Corp.	91,980	3,457,528
Patterson-UTI Energy, Inc.	84,170	2,738,050
Superior Energy Services, Inc.	71,970	2,365,654
Suncor Energy, Inc.	63,960	2,312,154
Oasis Petroleum, Inc.*	32,580	1,362,170
ConocoPhillips	17,710	1,355,169
Total Energy		42,543,697
Consumer, Non-cyclical - 14.9%
Bunge Ltd.	67,940	5,722,586
Aetna, Inc.	67,450	5,463,450
Teva Pharmaceutical Industries Ltd. ADR	96,340	5,178,275
Mondelez International, Inc. — Class A	132,940	4,555,189
Quanta Services, Inc.*	118,320	4,293,833
Pfizer, Inc.	109,640	3,242,055
UnitedHealth Group, Inc.	36,710	3,166,238
DeVry Education Group, Inc.	71,700	3,069,477
Kraft Foods Group, Inc.	34,863	1,966,273
Patterson Companies, Inc.	42,690	1,768,647
Johnson & Johnson	13,000	1,385,670
MasterCard, Inc. — Class A	18,610	1,375,651
Total Consumer, Non-cyclical		41,187,344
Industrial - 14.6%
Republic Services, Inc. — Class A	186,980	7,295,960
Parker-Hannifin Corp.	62,710	7,158,348
TE Connectivity Ltd.	108,510	5,999,518
United Technologies Corp.	48,910	5,164,896
Rock-Tenn Co. — Class A	99,802	4,748,579
Covanta Holding Corp.	165,770	3,517,639
URS Corp.	49,430	2,847,662
FLIR Systems, Inc.	74,160	2,324,174
General Electric Co.	55,170	1,413,455
Total Industrial		40,470,231
Consumer, Cyclical - 8.4%
CVS Health Corp.	113,210	9,010,383
Wal-Mart Stores, Inc.	84,300	6,446,421
Kohl's Corp.	39,760	2,426,553
PulteGroup, Inc.	117,680	2,078,229
WESCO International, Inc.*	26,380	2,064,499
Lowe's Companies, Inc.	26,230	1,388,092
Total Consumer, Cyclical		23,414,177
Communications - 7.3%
Time Warner, Inc.	100,343	7,546,796
Cisco Systems, Inc.	268,800	6,765,696
AT&T, Inc.	99,690	3,513,076
DigitalGlobe, Inc.*	70,975	2,022,788
Time, Inc.*	14,710	344,655
Total Communications		20,193,011
Basic Materials - 4.6%
Dow Chemical Co.	117,480	6,160,651
Cameco Corp.	287,870	5,083,784
Coeur Mining, Inc.*	277,430	1,376,053
Total Basic Materials		12,620,488
Utilities - 3.4%
Edison International	132,810	7,426,735
UGI Corp.	61,020	2,080,172
Total Utilities		9,506,907
Technology - 2.8%
Computer Sciences Corp.	101,930	6,233,019
NetApp, Inc.	36,480	1,567,181
Total Technology		7,800,200
Total Common Stocks
(Cost $194,164,652)		269,792,471

WARRANTS† - 0.3%
American International Group, Inc.
$45.00, 01/19/21	36,910	882,149
Total Warrants
(Cost $694,721)		882,149

SHORT TERM INVESTMENTS† - 3.3%
Dreyfus Treasury Prime Cash Management Fund	9,165,134	9,165,134
Total Short Term Investments
(Cost $9,165,134)		9,165,134
Total Investments - 100.9%
(Cost $204,024,507)		$279,839,754
Other Assets & Liabilities, net - (0.9)%		(2,524,686)
Total Net Assets - 100.0%		$277,315,068

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
ADR — American Depositary Receipt plc — Public Limited Company

Series C (Money Market Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
SHORT TERM INVESTMENTS† - 41.2%
Dreyfus Treasury Prime Cash Management Fund	32,790,182	$32,790,182
Total Short Term Investments
(Cost $32,790,182)		32,790,182

	Face Amount
ASSET BACKED SECURITIES†† - 0.1%
Small Business Administration Pools
#503295, 0.75% due 04/25/211	$43,457	43,450
#502353, 1.00% due 09/25/181	16,665	16,702
#503303, 0.75% due 04/25/211	14,131	14,128
Total Asset Backed Securities
(Cost $74,262)		74,280

COMMERCIAL PAPER†† - 58.0%
ING U.S. Funding, LLC
0.30% due 02/02/15	2,450,000	2,448,001
0.20% due 11/17/14	1,100,000	1,099,774
0.30% due 10/22/14	740,000	739,945
Total ING U.S. Funding, LLC		4,287,720
Coca-Cola Co/The
0.11% due 11/20/14	2,500,000	2,499,688
0.11% due 11/03/14	1,500,000	1,499,908
Total Coca-Cola Co/The		3,999,596
Toyota Motor Credit Corp.
0.18% due 01/28/15	4,000,000	3,998,266
Societe Generale North America, Inc.
0.32% due 03/06/15	3,000,000	2,996,482
0.20% due 10/31/14	600,000	599,932
0.18% due 01/05/15	350,000	349,812
Total Societe Generale North America, Inc.		3,946,226
Sheffield Receivables Corp.
0.18% due 10/09/14	2,000,000	1,999,947
0.24% due 01/23/15	1,100,000	1,099,273
0.25% due 03/05/15	800,000	799,189
Total Sheffield Receivables Corp.		3,898,409
Prudential PLC
0.19% due 02/17/15	2,500,000	2,497,569
0.18% due 02/17/15	1,000,000	999,028
0.15% due 12/15/14	400,000	399,847
Total Prudential PLC		3,896,444
Barton Capital LLC
0.17% due 11/20/14	3,000,000	2,999,515
0.18% due 11/06/14	800,000	799,923
Total Barton Capital LLC		3,799,438
American Honda Finance
0.11% due 11/06/14	2,000,000	1,999,807
0.10% due 12/12/14	1,500,000	1,499,608
Total American Honda Finance Corp.		3,499,415
Abbott Laboratories
0.11% due 10/01/14	2,300,000	2,299,999
0.09% due 10/28/14	1,000,000	999,977
Total Abbott Laboratories		3,299,976
Nestle Capital Corp.
0.14% due 02/23/15	2,000,000	1,999,051
0.09% due 10/01/14	1,300,000	1,300,000
Total Nestle Capital Corp.		3,299,051
Caterpillar Financial Services Corp.
0.11% due 11/10/14	3,000,000	2,999,652
General Electric Capital Corp.
0.16% due 01/28/15	2,000,000	1,998,933
0.17% due 02/05/15	500,000	499,707
Total General Electric Capital Corp.		2,498,640
Siemens Capital Co. LLC
0.10% due 12/08/14	1,800,000	1,799,496
BNP Paribas Finance, Inc.
0.16% due 11/14/14	900,000	899,832
0.24% due 10/03/14	100,000	99,999
Total BNP Paribas Finance, Inc.		999,831
Total Commercial Paper
(Cost $46,220,514)		46,222,160
Total Investments - 99.3%
(Cost $79,084,958)		$79,086,622
Other Assets & Liabilities, net - 0.7%		524,305
Total Net Assets - 100.0%		$79,610,927

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Variable rate security. Rate indicated is rate effective at September 30, 2014.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 98.5%
Communications - 15.0%
NTT DOCOMO, Inc.	233,300	$3,907,539
Deutsche Telekom AG	168,400	2,548,945
Swisscom AG	4,300	2,437,330
Windstream Holdings, Inc.	204,800	2,207,744
Belgacom S.A.	62,400	2,172,487
Elisa Oyj	72,500	1,920,590
Spark New Zealand Ltd.	828,100	1,919,173
PCCW Ltd.	3,025,400	1,901,383
Time Warner Cable, Inc.	13,200	1,894,068
Frontier Communications Corp.	289,800	1,886,598
Bezeq The Israeli Telecommunication Corporation Ltd.	934,600	1,613,264
Motorola Solutions, Inc.	21,700	1,373,176
CenturyLink, Inc.	28,600	1,169,454
Lagardere SCA	32,700	875,036
Total Communications		27,826,787
Financial - 14.6%
National Australia Bank Ltd. ADR	83,600	2,377,657
Insurance Australia Group Ltd.	423,500	2,269,469
Annaly Capital Management, Inc.	205,900	2,199,012
People's United Financial, Inc.	151,600	2,193,652
Stockland	586,200	2,025,014
New York Community Bancorp, Inc.	126,500	2,007,555
American Capital Agency Corp.	88,600	1,882,750
CFS Retail Property Trust Group	1,070,200	1,868,210
Friends Life Group Ltd.	373,500	1,860,023
Hannover Rueck SE	22,700	1,832,071
Bendigo and Adelaide Bank Ltd.	173,800	1,812,566
Government Properties Trust, Inc.*	532,400	1,802,827
Boston Properties, Inc.	9,900	1,146,024
Admiral Group plc	47,200	978,096
ASX Ltd.	23,600	740,087
Total Financial		26,995,013
Consumer, Non-cyclical - 13.2%
Eli Lilly & Co.	66,800	4,331,981
Koninklijke Ahold N.V.	166,200	2,688,342
WellPoint, Inc.	22,400	2,679,488
Dr Pepper Snapple Group, Inc.	40,800	2,623,848
Cardinal Health, Inc.	27,300	2,045,316
Singapore Press Holdings Ltd.	595,600	1,960,159
Avery Dennison Corp.	40,700	1,817,255
Pfizer, Inc.	60,400	1,786,028
Baxter International, Inc.	22,000	1,578,940
Altria Group, Inc.	27,000	1,240,380
Amgen, Inc.	5,000	702,300
Nestle S.A.	9,100	668,754
AmerisourceBergen Corp. — Class A	4,900	378,770
Total Consumer, Non-cyclical		24,501,561
Energy - 13.1%
ConocoPhillips	45,600	3,489,313
Devon Energy Corp.	37,100	2,529,478
Pembina Pipeline Corp.	58,300	2,456,019
Chesapeake Energy Corp.	97,200	2,234,628
Baytex Energy Corp.	53,700	2,030,640
HollyFrontier Corp.	42,300	1,847,664
Canadian Oil Sands Ltd.	97,000	1,789,399
TonenGeneral Sekiyu K.K.	183,900	1,608,692
Vermilion Energy, Inc.	26,100	1,588,923
Transocean Ltd.	45,400	1,460,220
Diamond Offshore Drilling, Inc.	36,400	1,247,428
Noble Corporation plc	53,300	1,184,326
Williams Companies, Inc.	16,800	929,880
Total Energy		24,396,610
Industrial - 12.9%
Lockheed Martin Corp.	22,800	4,167,384
AP Moeller - Maersk A/S — Class A	1,500	3,459,983
Northrop Grumman Corp.	19,600	2,582,496
TransDigm Group, Inc.	11,300	2,082,929
Cheung Kong Infrastructure Holdings Ltd.	288,600	2,022,532
L-3 Communications Holdings, Inc.	16,200	1,926,504
Raytheon Co.	18,900	1,920,618
Rexam plc	236,000	1,875,663
Caterpillar, Inc.	13,600	1,346,808
IMI plc	67,700	1,345,179
Waste Management, Inc.	13,400	636,902
United Parcel Service, Inc. — Class B	5,500	540,595
TNT Express N.V.	89	561
Total Industrial		23,908,154
Utilities - 10.8%
SSE plc	90,600	2,267,176
Entergy Corp.	29,100	2,250,303
CLP Holdings Ltd.	275,600	2,213,800
Power Assets Holdings Ltd.	240,100	2,122,177
Snam SpA	357,800	1,975,662
TransAlta Corp.	176,400	1,850,724
PPL Corp.	54,500	1,789,780
Duke Energy Corp.	23,200	1,734,664
Southern Co.	38,700	1,689,255
AGL Energy Ltd.	115,200	1,364,522
Enagas S.A.	25,400	816,823
Total Utilities		20,074,886
Consumer, Cyclical - 10.6%
ITOCHU Corp.	272,800	3,331,857
Mitsui & Company Ltd.	189,300	2,986,171
Sumitomo Corp.	204,800	2,260,505
Ford Motor Co.	142,400	2,106,096
Marubeni Corp.	296,200	2,026,958
InterContinental Hotels Group plc	51,600	1,988,912
Wynn Resorts Ltd.	10,000	1,870,800
Delta Air Lines, Inc.	49,100	1,774,965
Mitsubishi Corp.*	67,400	1,380,432
Total Consumer, Cyclical		19,726,696

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 98.5%
Technology - 4.3%
NVIDIA Corp.	110,500	$2,038,725
Seagate Technology plc	32,500	1,861,275
Intel Corp.	44,200	1,539,044
Canon, Inc.	45,100	1,467,438
Apple, Inc.	10,300	1,037,725
Total Technology		7,944,207
Basic Materials - 2.8%
Dow Chemical Co.	72,200	3,786,168
International Paper Co.	28,500	1,360,590
Veritiv Corp.*	544	27,233
Total Basic Materials		5,173,991
Diversified - 1.2%
Hutchison Whampoa Ltd.	181,632	2,195,678
Total Common Stocks
(Cost $179,018,378)		182,743,583

SHORT TERM INVESTMENTS† - 0.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund	1,746,505	1,746,505
Total Short Term Investments
(Cost $1,746,505)		1,746,505
Total Investments - 99.4%
(Cost $180,764,883)		$184,490,088
Other Assets & Liabilities, net - 0.6%		1,097,541
Total Net Assets - 100.0%		$185,587,629

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
ADR — American Depositary Receipt plc — Public Limited Company

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 0.1%
Financial - 0.1%
City National Corp.1,2	4,000	$111,400
Total Common Stocks
(Cost $100,000)		111,400

PREFERRED STOCKS† - 3.0%
Aspen Insurance Holdings Ltd.
5.95%1,2	40,000	998,799
Goldman Sachs Group, Inc.
5.50%1,2	21,450	509,438
Seaspan Corp.
6.38% due 04/30/19	18,000	460,620
Wells Fargo & Co.
5.85%1,2	15,000	384,450
Morgan Stanley
7.13%1,2	10,000	269,100
Woodbourne Capital Trust III
0.02% †††,1,2,3	300,000	169,110
Woodbourne Capital Trust II
0.02% †††,1,2,3	300,000	169,110
Woodbourne Capital Trust I
0.02% †††,1,2,3	300,000	169,110
Woodbourne Capital Trust IV
0.02% †††,1,2,3	300,000	169,110
AgriBank FCB
6.88%1,2	1,500	160,219
Total Preferred Stocks
(Cost $3,947,241)		3,459,066

UNIT INVESTMENT TRUSTS† - 0.1%
Rescap Liquidating Trust	9,655	154,480
Total Unit Investment Trusts
(Cost $487,486)		154,480

MUTUAL FUNDS†,4 - 9.4%
Guggenheim Total Return Bond Fund - Institutional Class	222,521	6,001,402
Guggenheim Limited Duration Fund - Institutional Class	200,080	4,993,998
Total Mutual Funds
(Cost $11,024,444)		10,995,400

SHORT TERM INVESTMENTS† - 10.1%
Dreyfus Treasury Prime Cash Management Fund	11,727,406	11,727,406
Total Short Term Investments
(Cost $11,727,406)		11,727,406

	Face Amount
ASSET BACKED SECURITIES†† - 38.9%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/373	$2,058,778	2,063,925
Northwoods Capital VIII Ltd.
2007-8A, 2.24% due 07/28/221,3	1,750,000	1,693,475
T2 Income Fund CLO Ltd.
2007-1A, 1.73% due 07/15/191,3	1,450,000	1,415,200
2007-1X, 1.73% due 07/15/19	250,000	244,000
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/383	1,178,385	1,193,115
2013-1, 6.35% due 10/15/383,5	235,677	239,330
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	892,210	895,601
2014-1, 7.50% due 02/15/29	446,105	446,640
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/241,3	1,250,000	1,227,250
Grayson CLO Ltd.
2006-1A, 0.65% due 11/01/211,3	1,250,000	1,158,375
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/211,3	600,000	658,200
2007-1A, 0.63% due 01/20/211,3	500,000	480,150
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/433	1,124,125	1,134,546
Telos CLO 2007-2 Ltd.
2007-2A, 2.43% due 04/15/221,3	1,100,000	1,049,290
AmTrust Financial Services, Inc.
6.13% due 08/15/23	1,000,000	1,040,630
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.33% due 01/15/231,3	1,000,000	1,008,600
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.88% due 10/15/261,3	1,000,000	989,500
Telos CLO Ltd.
2013-3A, 3.23% due 01/17/241,3	1,000,000	984,000
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.48% due 05/15/211,3	1,000,000	980,600
GSAA Trust
2005-10, 0.80% due 06/25/351	1,050,000	970,780
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.42% due 07/09/17	960,000	930,048
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due 11/20/46	1,015,743	912,746
N-Star Real Estate CDO IX Ltd.
0.47% due 02/01/416	915,659	878,392
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/483	868,095	876,776
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.51% due 08/15/561,3	928,276	818,090

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 38.9% (continued)
Rockwall CDO II Ltd.
2007-1A, 0.79% due 08/01/241,3	$900,000	$802,350
Acis CLO 2013-2 Ltd.
2013-2A, 3.44% due 10/14/221,3	750,000	750,375
ARES XII CLO Ltd.
2007-12A, 3.48% due 11/25/201,3	750,000	744,675
MCF CLO I LLC
2013-1A, 3.78% due 04/20/231,3	750,000	741,975
ICE EM CLO
2007-1A, 0.93% due 08/15/221,3	750,000	713,925
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.68% due 10/20/251,3	600,000	595,020
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.49% due 02/01/231,3	550,000	545,985
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/361	600,000	540,125
Icon Brand Holdings LLC
2013-1A, 4.35% due 01/25/433	506,848	504,618
Newstar Trust
2012-2A, 3.48% due 01/20/231,3	500,000	501,100
Babson CLO Limited 2014-I
2014-IA, 0.00% due 07/20/253	550,000	500,610
Apidos CDO IX
2012-9A, 3.98% due 07/15/231,3	500,000	500,000
Cent CLO 16, LP
2014-16AR, 2.74% due 08/01/241,3	500,000	498,800
Dryden XXIII Senior Loan Fund
2014-23RA, 3.18% due 07/17/231,3	500,000	497,400
KKR CLO Trust
2012-1A, 3.53% due 12/15/241,3	500,000	496,450
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.73% due 04/28/261,3	300,000	294,570
2014-3A, 3.48% due 04/28/261,3	200,000	198,640
OCP CLO 2014-6 Ltd.
2014-6A, 2.31% due 07/17/261,3	500,000	486,800
Golub Capital Partners Fundings Ltd.
2007-1A, 0.98% due 03/15/221,3	500,000	478,600
MCF CLO III LLC
2014-3A, 3.21% due 01/20/241,3	500,000	477,100
Centerline REIT, Inc.
2004-RR3, 4.76% due 09/21/451,3	467,549	473,833
N-Star REL CDO VIII Ltd.
2006-8A, 0.51% due 02/01/411,3	500,000	449,750
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.29% due 07/25/371,3	512,512	449,555
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/411,3	403,354	395,892
Acis CLO 2013-1 Ltd.
2013-1A, 3.18% due 04/18/241,3	400,000	392,120
Lehman XS Trust
2007-9, 0.27% due 06/25/371	415,345	374,805
Eastland CLO Ltd.
2007-1A, 0.64% due 05/01/221,3	400,000	372,680
CIT Mortgage Loan Trust
2007-1, 1.60% due 10/25/371,3	400,000	371,619
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 4.73% due 12/20/241,3	350,000	351,330
Cerberus Offshore Levered I, LP
2012-1A, 4.98% due 11/30/181,3	350,000	349,895
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	320,072	348,784
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/211,3	350,000	344,680
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.78% due 09/20/231,3	350,000	343,665
Saxon Asset Securities Trust
2005-4, 0.59% due 11/25/371	350,000	302,349
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	300,000	300,180
Salus CLO 2012-1 Ltd.
2013-1AN, 3.98% due 03/05/211,3	300,000	299,340
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/301	300,000	280,848

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 38.9% (continued)
Westwood CDO I Ltd.
2007-1A, 0.90% due 03/25/211,3	$300,000	$278,430
TICC CLO 2012-1 LLC
2012-1A, 4.98% due 08/25/231,3	250,000	251,125
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.23% due 01/15/221,3	250,000	251,050
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.06% due 10/25/251,3	250,000	249,125
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.06% due 07/15/231,3	250,000	248,700
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.93% due 04/15/251,3	250,000	248,625
Garrison Funding 2013-2 Ltd.
2013-2A, 3.63% due 09/25/231,3	250,000	247,600
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/231,3	245,217	246,794
ALM XIV Ltd.
2014-14A, 3.18% due 07/28/261,3	250,000	246,075
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/261,3	250,000	244,375
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due 07/25/251,3	250,000	243,600
Venture XIV CLO Ltd.
2013-14A, 2.99% due 08/28/251,3	250,000	241,775
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/243	250,000	233,225
Keuka Park CLO Limited 2013-1
2013-1A, 0.00% due 10/21/243	250,000	213,750
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/371	206,594	175,266
New Century Home Equity Loan Trust
2005-1, 0.87% due 03/25/351	149,784	133,225
First Franklin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/361	50,000	43,961
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.42% due 08/25/351	31,190	30,972
Total Asset Backed Securities
(Cost $44,167,123)		45,187,375

CORPORATE BONDS††,9 - 20.0%
Financial - 10.5%
JPMorgan Chase & Co.
5.00%1,2	950,000	926,060
5.15%1,2	650,000	619,125
EPR Properties
5.25% due 07/15/237	1,000,000	1,051,352
5.75% due 08/15/22	400,000	437,936
Fifth Third Bancorp
5.10%1,2	870,000	819,975
4.90%1,2	500,000	489,300
Susquehanna Bancshares, Inc.
5.38% due 08/15/227	1,100,000	1,142,591
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00% due 08/01/207	1,000,000	1,027,500
HSBC Holdings plc
5.63%1,2	600,000	595,800
6.38%1,2	200,000	199,750
Lancashire Holdings Ltd.
5.70% due 10/01/223	700,000	755,496
ACC Group Housing LLC
6.35% due 07/15/54†††,3	250,000	258,175
3.50% due 07/15/18†††,3	250,000	253,650
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/291,3	450,000	456,188
Citigroup, Inc.
5.35%1,2	310,000	289,850
6.30% 1,2	160,000	158,016
Pacific Northwest Communities LLC
5.91% due 06/15/503	400,000	415,036
Customers Bank
6.13% due 06/26/291,3	400,000	403,500
Wilton Re Finance LLC
5.88% due 03/30/331,3	375,000	390,000
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/503	340,774	328,618
Royal Bank of Scotland Group plc
5.13% due 05/28/24	300,000	294,768
Allstate Corp.
5.75% due 08/15/531,7	250,000	266,250
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/247	200,000	202,091
CIC Receivables Master Trust
4.89% due 10/07/21†††	200,000	200,200
Cadence Bank North America
6.25% due 06/28/291,11	150,000	152,625
Prosight Global Inc.
7.50% due 11/26/20†††,6	100,000	102,520

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
CORPORATE BONDS††,9 - 20.0% (continued)
Financial - 10.5% (continued)
Cadence Financial Corp.
4.88% due 06/28/1911	$100,000	$100,500
Total Financial		12,336,872
Basic Materials - 3.0%
Newcrest Finance Pty Ltd.
4.20% due 10/01/223,7	1,100,000	1,009,982
4.45% due 11/15/213	500,000	480,556
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,050,000	1,012,998
Yamana Gold, Inc.
4.95% due 07/15/24	950,000	945,694
Total Basic Materials		3,449,230
Consumer, Cyclical - 2.6%
United Airlines 2014-2 Class B Pass Through Trust
4.63% due 09/03/22	700,000	687,750
Northern Group Housing LLC
6.80% due 08/15/533	600,000	672,090
Sabre GLBL, Inc.
8.50% due 05/15/193,7	600,000	642,000
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	380,441	401,365
GRD Holdings III Corp.
10.75% due 06/01/193	250,000	275,625
QVC, Inc.
7.38% due 10/15/203	250,000	266,327
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	112,331	119,632
Total Consumer, Cyclical		3,064,789
Industrial - 2.0%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	750,000	787,500
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,6	750,000	771,900
SBM Baleia Azul Sarl
5.50% due 09/15/27†††,6	459,700	466,550
Xefin Lux SCA
3.91% due 06/01/191,3	200,000 EUR	250,710
Total Industrial		2,276,660
Energy - 1.0%
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/227	550,000	556,875
Regency Energy Partners, LP / Regency Energy Finance Corp.
8.38% due 06/01/193	415,000	439,900
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	110,000	115,225
Total Energy		1,112,000
Communications - 0.5%
Avaya, Inc.
7.00% due 04/01/193	650,000	630,500
Diversified - 0.4%
Leucadia National Corp.
5.50% due 10/18/23	450,000	470,264
Total Corporate Bonds
(Cost $23,317,628)		23,340,315

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.7%
COMM 2014-KYO Mortgage Trust
2014-KYO, 2.50% due 06/11/271,3	1,000,000	1,000,330
2014-KYO, 2.15% due 06/11/271,3	500,000	500,165
LSTAR Securities Investment Trust
2014-1, 3.25% due 09/01/211,11	1,300,000	1,300,000
Alternative Loan Trust
2003-18CB, 5.25% due 09/25/33	1,014,650	1,054,456
American Home Mortgage Investment Trust
2006-1, 0.35% due 03/25/461	1,212,812	1,029,417
Luminent Mortgage Trust
2006-2, 0.35% due 02/25/461	1,371,691	1,016,943
CSMC Series
2014-ICE, 2.30% due 04/15/271,3	1,000,000	1,001,587
BBCMS Trust
2013-TYSN, 3.71% due 09/05/323	900,000	858,542
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.96% due 11/25/461	626,246	444,173
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	454,766	390,077
Sequoia Mortgage Trust
2013-5, 2.50% due 05/25/431,3	325,582	303,821
Nomura Resecuritization Trust
2012-1R, 0.59% due 08/27/471,3	298,636	276,239
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-8, 4.90% due 10/25/36	346,535	264,444

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.7% (continued)
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.38% due 02/25/361	$220,051	$188,336
HarborView Mortgage Loan Trust
2006-12, 0.34% due 01/19/381	219,788	187,607
Morgan Stanley Re-REMIC Trust
2010-R5, 0.54% due 06/26/361,3	201,347	149,834
American Home Mortgage Assets Trust
2007-1, 0.82% due 02/25/471	229,958	145,037
JP Morgan Mortgage Trust
2006-A3, 2.63% due 04/25/361	70,074	60,887
Total Collateralized Mortgage Obligations
(Cost $10,105,707)		10,171,895

SENIOR FLOATING RATE INTERESTS†† - 5.1%
Consumer, Cyclical - 1.4%
Landry's, Inc.
4.00% due 04/24/18	633,040	627,051
Ollies Bargain Outlet
4.75% due 09/28/19	436,423	432,880
Neiman Marcus Group, Inc.
4.25% due 10/25/20	347,379	340,963
1-800 Contacts, Inc.
4.25% due 01/29/21	248,750	245,019
Total Consumer, Cyclical		1,645,913
Technology - 1.0%
Avago Technologies Ltd.
3.75% due 05/06/21	798,000	790,124
Greenway Medical Technologies
6.00% due 11/04/206	347,375	345,638
Total Technology		1,135,762
Industrial - 0.9%
Rise Ltd.
4.74% due 02/12/39	626,302	634,945
AABS Ltd.
4.87% due 01/15/38	447,917	455,173
Total Industrial		1,090,118
Financial - 0.7%
Corporate Capital Trust
4.00% due 05/20/19	298,500	298,500
Magic Newco, LLC
5.00% due 12/12/18	246,854	246,237
National Financial Partners Corp.
4.50% due 07/01/20	198,001	196,021
American Stock Transfer & Trust
5.75% due 06/26/20	96,649	95,965
Total Financial		836,723
Communications - 0.5%
Asurion Corp.
5.00% due 05/24/19	458,821	456,128
MergerMarket Ltd.
4.50% due 02/04/21	99,500	96,515
Total Communications		552,643
Basic Materials - 0.4%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	497,487	486,528
Consumer, Non-cyclical - 0.2%
NES Global Talent
6.50% due 10/03/19	147,188	145,716
Performance Food Group
6.25% due 11/14/19	99,246	98,874
Total Consumer, Non-cyclical		244,590
Total Senior Floating Rate Interests
(Cost $6,014,562)		5,992,277

MUNICIPAL BONDS†† - 4.4%
California - 2.7%
Cypress School District General Obligation Unlimited
0.00% due 08/01/4010	7,300,000	2,312,931
Stockton Unified School District General Obligation Unlimited
0.00% due 08/01/3610	755,000	306,039
0.00% due 08/01/3510	490,000	208,711
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	170,000	175,790
County of Sacramento California Revenue Bonds
7.25% due 08/01/25	100,000	112,827
Total California		3,116,298
Alabama - 0.7%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/3410	775,000	251,922
0.00% due 10/01/3610	875,000	247,485
0.00% due 10/01/3510	525,000	159,191
0.00% due 10/01/3110	275,000	112,390
0.00% due 10/01/3210	250,000	94,418
Total Alabama		865,406
Illinois - 0.5%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	416,071
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/27	150,000	159,431
0.00% due 01/01/3010	100,000	48,237
Total Illinois		623,739
Florida - 0.3%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/4210	1,500,000	365,280

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
MUNICIPAL BONDS†† - 4.4% (continued)
Puerto Rico - 0.2%
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.50% due 07/01/28	$200,000	$209,636
Total Municipal Bonds
(Cost $4,805,820)		5,180,359

MORTGAGE BACKED SECURITIES†† - 2.8%
Hilton USA Trust 2013-HLT
2013-HLT, 4.41% due 11/05/303	950,000	968,540
2013-HLT, 5.61% due 11/05/181,3	300,000	304,651
Boca Hotel Portfolio Trust
2013-BOCA, 3.20% due 08/15/261,3	1,000,000	1,000,792
Motel 6 Trust
2012-MTL6, 3.78% due 10/05/253	450,000	450,374
SRERS Funding Ltd.
2011-RS, 0.40% due 05/09/461,3	350,808	334,145
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,3	241,684	236,778
Ginnie Mae
#518436, 7.25% due 09/15/29	9,450	9,995
Fannie Mae8
1990-68, 6.95% due 07/25/20	955	1,037
1990-103, 7.50% due 09/25/20	238	258
Freddie Mac8
1990-188, 7.00% due 09/15/21	397	436
Total Mortgage Backed Securities
(Cost $3,273,747)		3,307,006
Total Investments - 102.6%
(Cost $118,971,164)		$119,626,979
Other Assets & Liabilities, net - (2.6)%		(3,043,994)
Total Net Assets - 100.0%		$116,582,985

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ Depreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.68%	8/29/2043	$1,200,000	$125,520	$125,520
Merrill Lynch	Pay	3-Month USD-LIBOR	3.65%	9/26/2043	400,000	38,360	38,360
Merrill Lynch	Pay	3-Month USD-LIBOR	1.70%	8/29/2018	4,950,000	17,820	17,820
Merrill Lynch	Pay	3-Month USD-LIBOR	1.59%	9/26/2018	3,200,000	(8,640)	(8,640)
							$173,060

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2014	Net Unrealized Appreciation
BNY Mellon	210,000	EUR	10/7/14	$276,140	$265,270	$10,869

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Variable rate security. Rate indicated is rate effective at September 30, 2014.
2	Perpetual maturity.
3
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $53,274,308 (cost $52,876,392), or 45.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Affiliated issuer — See Note 6.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	Illiquid security.
7	Security or a portion thereof is held as collateral for reverse repurchase agreements.
8	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
9	The face amount is denominated in U.S. Dollars, unless otherwise noted.
10	Zero coupon rate security.
11	Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of these securities are $1,553,125 (cost $1,550,000), or 1.3% of total net assets — See Note 8.
plc — Public Limited Company REIT — Real Estate Investment Trust

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
SHORT TERM INVESTMENTS† - 19.8%
Federated U.S. Treasury Cash Reserve Fund	10,065,134	$10,065,134
Total Short Term Investments
(Cost $10,065,134)		10,065,134

	Face Amount
SENIOR FLOATING RATE INTERESTS†† - 75.2%
Industrial - 19.9%
Goodpack Ltd.
4.75% due 09/09/21	$600,000	596,999
Phillips-Medsize Corp.
4.75% due 06/16/21	600,000	596,628
Ceridian Corp.
4.50% due 05/09/17	306,327	302,498
4.15% due 05/09/17	293,673	292,389
AlliedBarton Security Services LLC
4.25% due 02/12/21	442,581	435,805
due 02/12/211	157,419	157,419
Element Materials Technology
5.25% due 08/06/21	550,000	548,625
GYP Holdings III Corp.
4.75% due 04/01/21	498,750	491,269
Brickman Group Holdings, Inc.
4.00% due 12/18/20	496,752	485,366
Landmark Aviation (US)
4.75% due 10/25/19	464,340	460,857
Dematic S.A.
4.25% due 12/28/19	433,715	426,940
Knowledge Learning Corp.
5.25% due 03/18/21	398,000	398,000
Sabre, Inc.
4.00% due 02/19/19	396,000	390,456
US Infrastructure Corp.
4.00% due 07/10/20	395,000	386,113
Thermasys Corp.
5.25% due 05/03/19	387,500	385,241
Nord Anglia Education Finance LLC
4.50% due 03/31/21	349,125	346,507
Amber Bidco Foster + Partners
6.28% due 07/18/21†††	350,000	343,000
Mitchell International, Inc.
8.50% due 10/11/21	300,000	298,875
Connolly Corp.
5.00% due 05/14/21	299,250	297,380
VAT Holding AG
4.75% due 02/11/21	248,750	246,263
Power Borrower, LLC
4.25% due 05/06/20	231,132	225,932
CareCore National LLC
5.50% due 03/05/21	223,875	222,196
Doncasters Group Ltd.
9.50% due 10/09/20	220,690	220,138
syncreon
5.25% due 10/28/20	198,500	196,515
Crosby Worldwide
3.75% due 11/23/20	198,500	189,568
SI Organization
5.75% due 11/23/19	176,194	176,800
NaNa Development Corp.
8.00% due 03/15/182	175,000	171,500
Ceva Logistics US Holdings
6.50% due 03/19/21	156,847	151,554
Learning Care Group (US), Inc.
5.50% due 05/05/21	149,625	149,375
Mast Global
8.75% due 09/12/19†††,2	144,375	143,168
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	113,714	109,876
Ceva Group plc (United Kingdom)
6.50% due 03/19/21	108,374	104,581
Pregis Holding I Corp.
5.00% due 05/20/21	99,750	99,563
Ceva Logistics Canada, ULC
6.50% due 03/19/21	19,606	18,944
Landmark Aviation (CAD)
4.75% due 10/25/19	18,430	18,292
Total Industrial		10,084,632
Technology - 12.1%
Active Network, Inc., The
5.50% due 11/13/20	731,193	724,796
Evergreen Skill
5.75% due 04/28/21	533,584	523,136
MSC Software Corp.
5.00% due 05/29/20	498,750	496,256
Go Daddy Operating Company, LLC
4.75% due 05/13/21	495,714	487,971
Flexera Software LLC
4.50% due 04/02/20	338,980	335,872
8.00% due 04/02/21	100,000	97,000
Deltek, Inc.
4.50% due 10/10/18	434,772	431,294
Greenway Medical Technologies
6.00% due 11/04/202	397,000	395,015
LANDesk Group, Inc.
5.00% due 02/25/20	396,010	394,196
EIG Investors Corp.
5.00% due 11/09/19	394,015	392,537
Aspect Software, Inc.
7.25% due 05/07/16	375,000	373,946
Wall Street Systems
4.50% due 04/30/21	333,946	330,606
Telx Group
4.50% due 04/09/20	149,625	146,960
7.50% due 04/09/21	100,000	99,167
Renaissance Learning Corp.
4.50% due 04/09/21	248,750	243,310
CCC Information Services, Inc.
4.00% due 12/20/19	246,241	242,855

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 75.2% (continued)
Technology - 12.1% (continued)
Sparta Holding Corp.
6.25% due 07/28/20†††	$200,000	$198,054
Infor (US), Inc.
3.75% due 06/03/20	167,836	163,902
SumTotal Systems
due 11/16/181	109,541	109,495
Total Technology		6,186,368
Consumer, Cyclical - 11.6%
Fitness International LLC
5.50% due 07/01/20	599,375	593,380
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	598,492	588,671
Compucom Systems, Inc.
4.25% due 05/07/20	600,000	574,500
Advantage Sales & Marketing, Inc.
4.25% due 07/21/21	532,258	522,566
Dunkin' Brands, Inc.
3.25% due 02/07/21	498,187	484,253
Smart & Final Stores LLC
4.75% due 11/15/19	414,105	412,813
Lions Gate Entertainment Corp.
5.00% due 07/19/20	400,000	401,000
Burger King Corp.
4.50% due 09/24/21	400,000	396,888
Information Resources, Inc.
4.75% due 09/26/20	396,000	395,671
Fleetpride Corp.
5.25% due 11/19/19	324,163	320,516
American Tire Distributors, Inc.
5.75% due 06/01/18	248,750	248,285
Dave & Busters, Inc.
4.50% due 07/25/20	250,000	247,605
Acosta, Inc.
5.00% due 09/26/21	200,000	199,500
Aecom Techology Corp.
3.75% due 09/17/21	200,000	199,464
Ollies Bargain Outlet
4.75% due 09/28/19	185,489	183,983
Men's Wearhouse
4.50% due 06/18/21	150,000	149,000
Total Consumer, Cyclical		5,918,095
Financial - 10.9%
Magic Newco, LLC
12.00% due 06/12/19	250,000	282,082
5.00% due 12/12/18	247,104	246,486
AssuredPartners
4.50% due 04/02/21	500,000	492,814
Lineage Logistics LLC
4.50% due 04/07/21	497,500	491,281
Transunion Holding Co.
4.00% due 04/09/21	497,500	489,107
HUB International Ltd.
4.25% due 10/02/20	496,256	484,882
Expert Global Solutions
8.50% due 04/03/18	467,402	466,234
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	394,003	393,267
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	393,985	387,090
HDV Holdings
5.75% due 12/18/182	338,760	336,220
RCS Capital
6.50% due 04/29/19	296,250	297,361
Fly Leasing Ltd.
4.50% due 08/09/19	288,750	288,100
American Stock Transfer & Trust
5.75% due 06/26/20	289,948	287,896
Corporate Capital Trust
4.00% due 05/20/19	199,000	199,000
Intertrust Group
8.00% due 04/11/22	200,000	197,666
Harbourvest
3.25% due 02/04/21	179,019	176,110
Total Financial		5,515,596
Consumer, Non-cyclical - 7.4%
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	550,000	547,018
NES Global Talent
6.50% due 10/03/19	490,625	485,719
DS Waters of America, Inc.
5.25% due 08/30/20	396,000	399,960
CTI Foods Holding Co. LLC
4.50% due 06/28/20	297,000	295,144
8.25% due 06/28/21	100,000	100,375
Reddy Ice Holdings, Inc.
6.75% due 04/01/192	395,990	374,211
Diamond Foods, Inc.
4.25% due 08/20/18	340,000	335,964
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	321,427	316,606
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	298,500	297,008
Performance Food Group
6.25% due 11/14/19	246,875	245,949
Mitel Networks Corp.
5.25% due 01/31/20	214,164	214,521
Hearthside Foods
4.50% due 06/02/21	149,625	148,627
Total Consumer, Non-cyclical		3,761,102
Communications - 6.3%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	847,246	845,434
Internet Brands
5.00% due 07/08/21	466,324	462,537
Live Nation Worldwide, Inc.
3.50% due 08/14/20	396,000	390,678

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 75.2% (continued)
Communications - 6.3% (continued)
Asurion Corp.
5.00% due 05/24/19	$387,344	$385,070
MergerMarket Ltd.
4.50% due 02/04/21	348,250	337,803
Ziggo BV
3.25% due 01/15/22	294,468	285,672
Anaren, Inc.
5.50% due 02/18/21	148,875	147,758
9.25% due 08/18/21	100,000	99,500
Avaya, Inc.
6.50% due 03/31/18	245,661	243,359
Total Communications		3,197,811
Basic Materials - 4.3%
Ennis-Flint
4.25% due 03/31/21	298,500	289,545
7.75% due 09/30/21	200,000	192,500
Entegris, Inc.
3.50% due 04/30/21	471,576	462,933
CPG International, Inc.
4.75% due 09/30/20	396,000	393,691
Royal Adhesives and Sealants
5.50% due 07/31/18	388,068	389,523
Atkore International, Inc.
7.75% due 10/09/21	200,000	198,000
Minerals Technologies, Inc.
4.00% due 05/07/21	195,654	193,821
WR Grace & Co.
3.00% due 02/03/21	57,881	57,345
Total Basic Materials		2,177,358
Energy - 1.5%
Cactus Wellhead
7.00% due 07/31/20	550,000	539,000
Floatel International Ltd.
6.00% due 06/27/20	248,750	243,775
Total Energy		782,775
Utilities - 1.2%
Astoria Generating Company Acquisitions LLC
9.25% due 10/26/17	361,091	367,410
Expro Holdings UK 3 Ltd.
5.75% due 08/12/21	250,000	248,645
Total Utilities		616,055
Total Senior Floating Rate Interests
(Cost $38,486,310)		38,239,792

ASSET BACKED SECURITIES†† - 12.1%
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	446,105	447,801
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.51% due 08/15/563,4	474,013	417,748
N-Star Real Estate CDO IX Ltd.
0.47% due 02/01/412	416,209	399,269
Cedar Woods CRE CDO Ltd.
2006-1A, 0.42% due 07/25/51	404,990	346,752
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/303	350,000	327,656
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due 11/20/46	312,536	280,845
Salus CLO 2012-1 Ltd.
2013-1AN, 4.98% due 03/05/213,4	250,000	250,550
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	250,000	250,150
OZLM Funding Ltd.
2012-2A, 3.49% due 10/30/233,4	250,000	250,000
Garrison Funding 2013-2 Ltd.
2013-2A, 4.88% due 09/25/233,4	250,000	247,525
COA Summit CLO Limited 2014-1
2014-1A, 4.09% due 04/20/233,4	250,000	246,225
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.78% due 09/20/233,4	250,000	245,475
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due 07/25/253,4	250,000	243,600
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/213,4	250,000	241,800
Acis CLO 2013-2 Ltd.
2013-2A, 4.08% due 10/14/223,4	250,000	241,475
Jasper CLO Ltd.
2005-1A, 1.14% due 08/01/173,4	250,000	239,025
Kingsland III Ltd.
2006-3A, 1.83% due 08/24/213,4	250,000	237,900
ALM XIV Ltd.
2014-14A, 3.68% due 07/28/263,4	250,000	235,950
Cerberus Onshore II CLO LLC
2014-1A, 4.23% due 10/15/233,4	250,000	235,775
Kingsland IV Ltd.
2007-4A, 1.68% due 04/16/213,4	250,000	226,725
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/213,4	200,000	196,960

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 12.1% (continued)
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.29% due 07/25/373,4	$143,503	$125,875
Lehman XS Trust
2007-9, 0.27% due 06/25/373	124,152	112,034
New Century Home Equity Loan Trust
2004-4, 0.95% due 02/25/353	68,458	62,750
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/413,4	34,130	33,499
Total Asset Backed Securities
(Cost $6,004,868)		6,143,364

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.9%
Lehman XS Trust Series
2006-16N, 0.34% due 11/25/463	279,186	232,331
GreenPoint Mortgage Funding Trust
2006-AR1, 0.44% due 02/25/363	244,814	205,440
Nomura Resecuritization Trust
2012-1R, 0.59% due 08/27/473,4	161,634	149,512
HarborView Mortgage Loan Trust
2006-12, 0.34% due 01/19/383	159,846	136,441
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.32% due 06/25/473	154,362	126,529
Morgan Stanley Re-REMIC Trust
2010-R5, 0.54% due 06/26/363,4	134,231	99,890
Total Collateralized Mortgage Obligations
(Cost $946,939)		950,143

MORTGAGE BACKED SECURITIES†† - 0.7%
SRERS Funding Ltd.
2011-RS, 0.40% due 05/09/463,4	350,808	334,145
Total Mortgage Backed Securities
(Cost $312,422)		334,145
Total Investments - 109.6%
(Cost $55,815,673)		$55,732,578
Other Assets & Liabilities, net - (9.6)%		(4,886,618)
Total Net Assets - 100.0%		$50,845,960

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Security with no rate was unsettled at September 30, 2014.
2	Illiquid security.
3	Variable rate security. Rate indicated is rate effective at September 30, 2014.
4
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $4,499,654 (cost $4,433,895), or 8.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
plc — Public Limited Company

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 20.1%
Consumer, Non-cyclical - 7.2%
Kroger Co.	10,017	$520,884
Dr Pepper Snapple Group, Inc.	6,518	419,173
DaVita HealthCare Partners, Inc.*	5,488	401,392
Vertex Pharmaceuticals, Inc.*	3,415	383,539
Mylan, Inc.*	8,046	366,012
Cigna Corp.	3,814	345,892
Coca-Cola Enterprises, Inc.	7,176	318,327
Cardinal Health, Inc.	3,744	280,501
Kellogg Co.	4,455	274,429
Western Union Co.	16,687	267,659
Constellation Brands, Inc. — Class A*	2,984	260,086
Avis Budget Group, Inc.*	4,712	258,642
HCA Holdings, Inc.*	3,525	248,583
Hershey Co.	2,578	246,019
Clorox Co.	2,529	242,885
St. Jude Medical, Inc.	3,989	239,859
Campbell Soup Co.	5,547	237,023
Mead Johnson Nutrition Co. — Class A	2,409	231,794
Keurig Green Mountain, Inc.	1,775	230,981
Intuitive Surgical, Inc.*	467	215,670
Avon Products, Inc.	17,065	215,019
Laboratory Corporation of America Holdings*	2,107	214,387
Hologic, Inc.*	8,801	214,128
Vantiv, Inc. — Class A*	6,509	201,128
Boston Scientific Corp.*	16,642	196,542
Pilgrim's Pride Corp.*	6,352	194,117
Hertz Global Holdings, Inc.*	7,542	191,491
Perrigo Company plc	1,261	189,390
Alliance Data Systems Corp.*	755	187,444
Ingredion, Inc.	2,460	186,443
Universal Health Services, Inc. — Class B	1,759	183,816
RR Donnelley & Sons Co.	10,521	173,176
Becton Dickinson and Co.	1,443	164,227
Total System Services, Inc.	4,601	142,447
Hormel Foods Corp.	2,555	131,301
Herbalife Ltd.	2,951	129,106
United Rentals, Inc.*	1,062	117,988
Illumina, Inc.*	719	117,858
CR Bard, Inc.	806	115,024
McGraw Hill Financial, Inc.	1,300	109,785
Centene Corp.*	1,313	108,598
Endo International plc*	1,558	106,473
Coty, Inc. — Class A	6,345	105,010
Church & Dwight Company, Inc.	1,467	102,925
Spectrum Brands Holdings, Inc.	1,135	102,752
H&R Block, Inc.	3,311	102,674
Monster Beverage Corp.*	1,112	101,937
AmerisourceBergen Corp. — Class A	1,287	99,485
Henry Schein, Inc.*	829	96,554
Brown-Forman Corp. — Class B	1,052	94,911
Brookdale Senior Living, Inc. — Class A*	2,910	93,760
McCormick & Company, Inc.	1,401	93,727
Sanderson Farms, Inc.	1,040	91,468
Genpact Ltd.*	5,579	91,049
Jarden Corp.*	1,511	90,826
KAR Auction Services, Inc.	3,152	90,242
Salix Pharmaceuticals Ltd.*	369	57,653
Total Consumer, Non-cyclical		10,994,211
Communications - 2.9%
Omnicom Group, Inc.	5,697	392,295
Juniper Networks, Inc.	15,272	338,274
Liberty Interactive Corp. — Class A*	11,458	326,782
Corning, Inc.	16,499	319,091
Twitter, Inc.*	5,729	295,502
Nielsen N.V.	6,304	279,456
ARRIS Group, Inc.*	8,810	249,807
LinkedIn Corp. — Class A*	1,015	210,907
Harris Corp.	2,969	197,142
Motorola Solutions, Inc.	3,107	196,611
Discovery Communications, Inc. — Class A*	3,876	146,513
DISH Network Corp. — Class A*	2,235	144,336
Charter Communications, Inc. — Class A*	953	144,256
Anixter International, Inc.	1,672	141,852
Splunk, Inc.*	2,242	124,117
Interpublic Group of Companies, Inc.	6,521	119,465
EchoStar Corp. — Class A*	2,189	106,736
Netflix, Inc.*	236	106,478
Lamar Advertising Co. — Class A	2,142	105,494
Discovery Communications, Inc. — Class C*	2,763	103,005
CenturyLink, Inc.	2,414	98,708
VeriSign, Inc.*	1,771	97,618
Cablevision Systems Corp. — Class A	5,566	97,461
Sirius XM Holdings, Inc.*	27,513	96,020
CDW Corp.	3,001	93,181
Liberty Ventures*	1,709	64,874
Total Communications		4,595,981
Technology - 2.9%
Computer Sciences Corp.	5,042	308,319
Electronic Arts, Inc.*	7,219	257,068
Intuit, Inc.	2,709	237,444
Fiserv, Inc.*	3,600	232,685
Maxim Integrated Products, Inc.	7,078	214,039
Pitney Bowes, Inc.	7,973	199,245
Applied Materials, Inc.	9,056	195,700
NetApp, Inc.	4,465	191,817
SanDisk Corp.	1,934	189,435
Fidelity National Information Services, Inc.	3,332	187,592
Activision Blizzard, Inc.	8,669	180,229

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 20.1% (continued)
Technology - 2.9% (continued)
ON Semiconductor Corp.*	19,555	$174,821
Xilinx, Inc.	3,735	158,177
IHS, Inc. — Class A*	1,154	144,469
DST Systems, Inc.	1,687	141,573
Citrix Systems, Inc.*	1,716	122,419
VeriFone Systems, Inc.*	3,453	118,714
Paychex, Inc.	2,673	118,147
Cerner Corp.*	1,886	112,349
Teradata Corp.*	2,529	106,016
SS&C Technologies Holdings, Inc.*	2,355	103,361
Informatica Corp.*	2,988	102,309
Autodesk, Inc.*	1,851	101,990
Microsemi Corp.*	3,955	100,497
Microchip Technology, Inc.	2,105	99,419
Teradyne, Inc.	5,064	98,191
Jack Henry & Associates, Inc.	1,717	95,569
Freescale Semiconductor Ltd.*	4,803	93,803
Diebold, Inc.	2,617	92,432
Solera Holdings, Inc.	1,516	85,442
Total Technology		4,563,271
Consumer, Cyclical - 2.9%
Southwest Airlines Co.	14,396	486,153
Macy's, Inc.	5,072	295,088
United Continental Holdings, Inc.*	6,138	287,197
Allison Transmission Holdings, Inc.	7,913	225,441
Rite Aid Corp.*	43,813	212,055
PACCAR, Inc.	3,513	199,802
PVH Corp.	1,443	174,819
Best Buy Company, Inc.	5,104	171,443
Wyndham Worldwide Corp.	2,046	166,258
WW Grainger, Inc.	645	162,314
VF Corp.	2,388	157,680
Harley-Davidson, Inc.	2,526	147,013
Starwood Hotels & Resorts Worldwide, Inc.	1,727	143,704
Kohl's Corp.	2,287	139,576
Tesla Motors, Inc.*	529	128,378
MGM Resorts International*	5,442	123,969
Dollar Tree, Inc.*	2,157	120,943
Alaska Air Group, Inc.	2,436	106,063
Tiffany & Co.	1,093	105,267
Wynn Resorts Ltd.	551	103,081
Genuine Parts Co.	1,173	102,884
Nordstrom, Inc.	1,484	101,461
O'Reilly Automotive, Inc.*	671	100,892
American Airlines Group, Inc.	2,836	100,621
Hilton Worldwide Holdings, Inc.*	3,900	96,057
Dollar General Corp.*	1,551	94,782
Michael Kors Holdings Ltd.*	1,300	92,807
Goodyear Tire & Rubber Co.	3,822	86,320
BorgWarner, Inc.	1,575	82,861
Total Consumer, Cyclical		4,514,929
Industrial - 2.5%
Waste Management, Inc.	7,660	364,080
Fluor Corp.	5,443	363,538
Stanley Black & Decker, Inc.	3,964	351,964
Ingersoll-Rand plc	5,352	301,638
Parker-Hannifin Corp.	2,408	274,873
Dover Corp.	3,415	274,327
Pentair plc	3,636	238,122
Huntington Ingalls Industries, Inc.	1,671	174,135
Allegion plc	3,320	158,165
Masco Corp.	6,341	151,677
Rockwell Automation, Inc.	1,178	129,439
Waste Connections, Inc.	2,378	115,381
Spirit AeroSystems Holdings, Inc. — Class A*	3,024	115,093
Roper Industries, Inc.	780	114,106
Covanta Holding Corp.	4,755	100,901
Rexnord Corp.*	3,528	100,372
Tyco International Ltd.	2,230	99,391
Moog, Inc. — Class A*	1,438	98,359
Agilent Technologies, Inc.	1,691	96,353
Pall Corp.	1,140	95,418
Belden, Inc.	1,370	87,707
Manitowoc Company, Inc.	3,158	74,055
Total Industrial		3,879,094
Energy - 1.6%
Noble Energy, Inc.	3,887	265,714
Nabors Industries Ltd.	11,548	262,833
Superior Energy Services, Inc.	6,886	226,343
Concho Resources, Inc.*	1,477	185,201
Cameron International Corp.*	2,347	155,794
Tesoro Corp.	2,436	148,547
Chesapeake Energy Corp.	5,518	126,859
Range Resources Corp.	1,818	123,279
Valero Energy Corp.	2,564	118,636
Cheniere Energy, Inc.*	1,320	105,640
Cabot Oil & Gas Corp. — Class A	3,217	105,164
FMC Technologies, Inc.*	1,910	103,732
Southwestern Energy Co.*	2,870	100,307
Patterson-UTI Energy, Inc.	3,031	98,598
Helmerich & Payne, Inc.	997	97,576
Equities Corp.	1,044	95,568
Kosmos Energy Ltd.*	9,341	93,036
PBF Energy, Inc. — Class A	3,599	86,376
Cobalt International Energy, Inc.*	5,281	71,822
Total Energy		2,571,025
Financial - 0.1%
T. Rowe Price Group, Inc.	1,298	101,763
American Financial Group, Inc.	1,690	97,834
Total Financial		199,597
Diversified - 0.0%
Liberty TripAdvisor Holdings, Inc. — Class A*	1,709	57,935
Basic Materials - 0.0%
Veritiv Corp.*	66	3,304
Total Common Stocks
(Cost $30,398,802)		31,379,347

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS†,1 - 47.6%
Guggenheim Variable Insurance Strategy Fund III	1,628,536	$40,550,547
Guggenheim Strategy Fund I	865,864	21,560,021
Guggenheim Strategy Fund II	482,016	12,002,193
Total Mutual Funds
(Cost $74,310,383)		74,112,761

SHORT TERM INVESTMENTS† - 3.7%
Dreyfus Treasury Prime Cash Management Fund	5,803,440	5,803,440
Total Short Term Investments
(Cost $5,803,440)		5,803,440

	Face Amount
ASSET BACKED SECURITIES†† - 20.9%
Garrison Funding 2013-2 Ltd.
2013-2A, 2.03% due 09/25/232,3	$1,570,000	1,560,424
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/212,3	1,573,073	1,559,073
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/372	1,174,016	1,156,517
2006-CH2, 0.26% due 10/25/362	186,779	186,585
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/222,3	924,731	910,583
2006-1A, 1.06% due 02/01/222,3	400,000	364,640
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/352	1,271,437	1,220,745
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/212,3	1,200,000	1,189,800
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/222,3	1,200,000	1,180,560
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/212,3	1,100,000	1,098,240
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/232,3	850,000	836,485
2014-1A, 2.23% due 10/15/232,3	250,000	249,500
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/242,3	1,100,000	1,079,980
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/412,3	1,082,143	1,037,883
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/222,3	1,040,000	1,025,648
Symphony CLO IX, LP
2012-9A, 2.73% due 04/16/222,3	500,000	500,450
2012-9A, 3.48% due 04/16/222,3	500,000	500,000
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.48% due 05/15/212,3	950,000	931,570
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/352	921,690	908,595
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/172,3	900,000	882,540
Lehman XS Trust
2007-9, 0.27% due 06/25/372	975,158	879,978
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/302	900,000	842,545
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/212,3	850,000	829,600
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.30% due 01/25/372	848,326	777,887
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/212,3	777,228	770,233
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/212,3	750,000	748,875
Hewett's Island CDO Ltd.
2007-6A, 2.48% due 06/09/192,3	700,000	697,340
Race Point V CLO Ltd.
2014-5AR, 3.08% due 12/15/222,3	700,000	696,920
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/352	699,269	672,692
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/192,3	700,000	658,210
TICC CLO LLC
2011-1A, 2.48% due 07/25/212,3	650,000	650,000
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/212,3	650,000	640,120
H2 Asset Funding Ltd.
2.05% due 03/19/37	600,000	605,100
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/252,3	600,000	598,320

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 20.9% (continued)
Golub Capital Partners CLO 18 Ltd.
2014-18A, 2.73% due 04/25/262,3	$590,000	$584,100
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.23% due 08/15/232,3	500,000	491,300
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.53% due 09/30/222,3	500,000	472,850
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.79% due 11/05/412,3	500,000	472,800
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	400,000	400,240
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/312	383,044	379,367
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/412,3	319,580	313,668
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/182,3	307,060	306,538
ACS 2007-1 Pass Through Trust
2007-1A, 0.47% due 06/14/372,3	308,748	301,801
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/212,3	300,000	288,840
Golub Capital Partners Fundings Ltd.
2007-1A, 0.48% due 03/15/222,3	182,019	180,053
Total Asset Backed Securities
(Cost $32,249,105)		32,639,195

MORTGAGE BACKED SECURITIES†† - 4.3%
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/372	1,739,967	1,622,885
Boca Hotel Portfolio Trust
2013-BOCA, 3.20% due 08/15/262,3	1,250,000	1,250,990
Hilton USA Trust
2013-HLF, 2.91% due 11/05/302,3	1,100,000	1,100,692
SRERS Funding Ltd.
2011-RS, 0.40% due 05/09/462,3	982,263	935,605
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/472,3	706,000	719,611
HarborView Mortgage Loan Trust
2006-12, 0.34% due 01/19/382	799,228	682,207
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.23% due 06/15/202,3	452,298	450,078
Total Mortgage Backed Securities
(Cost $6,674,398)		6,762,068

SENIOR FLOATING RATE INTERESTS†† - 2.1%
Financial - 0.9%
National Financial Partners Corp.
4.50% due 07/01/20	1,019,704	1,009,506
First Data Corp.
3.65% due 03/23/18	100,000	97,969
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	98,496	96,773
Total Financial		1,204,248
Technology - 0.5%
Blue Coat Systems, Inc.
4.00% due 05/31/19	842,745	825,191
Industrial - 0.3%
Thermasys Corp.
5.25% due 05/03/19	523,125	520,075
Energy - 0.3%
Pacific Drilling
4.50% due 05/18/18	513,500	495,743
Consumer, Cyclical - 0.1%
Sears Holdings Corp.
5.50% due 06/30/18	158,800	154,235
Total Senior Floating Rate Interests
(Cost $3,241,269)		3,199,492

CORPORATE BONDS†† - 0.9%
Financial - 0.5%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	620,000	613,800
International Lease Finance Corp.
2.18% due 06/15/162	240,000	237,600
Total Financial		851,400
Communications - 0.4%
Level 3 Financing, Inc.
3.82% due 01/15/182,3	600,000	591,180
Total Corporate Bonds
(Cost $1,464,912)		1,442,580

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.8%
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.00% due 12/15/282,3	1,250,000	1,264,299
Total Collateralized Mortgage Obligations
(Cost $1,250,000)		1,264,299
Total Investments - 100.4%
(Cost $155,392,309)		$156,603,182
Other Assets & Liabilities, net - (0.4)%		(699,929)
Total Net Assets - 100.0%		$155,903,253

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $161,760)	2	$724
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $196,475)	2	(1,161)
December 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $409,170)	3	(14,515)
(Total Aggregate Value of Contracts $767,405)		$(14,952)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America Russell Mid Cap Growth Index Swap November 2014 Russell MidCap Growth Index Swap, Terminating 11/05/144 (Notional Value $121,599,665)	171,637	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer — See Note 6.
2	Variable rate security. Rate indicated is rate effective at September 30, 2014.
3
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $30,921,399 (cost $30,642,178), or 19.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate. plc — Public Limited Company

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
PREFERRED STOCKS† - 2.1%
Seaspan Corp.
6.38% due 04/30/19	14,000	$358,260
Aspen Insurance Holdings Ltd.
5.95%,1,2	10,000	249,700
Total Preferred Stocks
(Cost $600,000)		607,960

EXCHANGE-TRADED FUNDS† - 3.0%
iShares MSCI Italy Capped ETF	19,200	301,248
iShares MSCI Spain Capped ETF	7,500	291,750
SPDR EURO STOXX 50 ETF	7,300	289,810
Total Exchange-Traded Funds
(Cost $887,347)		882,808

MUTUAL FUNDS† - 7.7%
Guggenheim Macro Opportunities Fund - Institutional Class3	46,266	1,241,793
Guggenheim Limited Duration Fund - Institutional Class3	40,032	999,199
Total Mutual Funds
(Cost $2,253,358)		2,240,992

SHORT TERM INVESTMENTS† - 3.7%
Federated U.S. Treasury Cash Reserve Fund	1,087,262	1,087,262
Total Short Term Investments
(Cost $1,087,262)		1,087,262

	Face Amount
ASSET BACKED SECURITIES†† - 35.7%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.51% due 08/15/561,4	632,018	556,998
LCM X, LP
2014-10AR, 3.98% due 04/15/221,4	500,000	497,500
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	446,105	447,800
Northwoods Capital VII Ltd.
2006-7A, 3.73% due 10/22/211,4	250,000	249,200
2006-7A, 1.78% due 10/22/211,4	200,000	196,960
N-Star Real Estate CDO IX Ltd.
0.47% due 02/01/415	416,209	399,269
Great Lakes CLO 2014-1 Ltd.
2014-1A, 4.43% due 04/15/251,4	350,000	334,565
Cedar Woods CRE CDO Ltd.
2006-1A, 0.42% due 07/25/51	373,837	320,079
CIT Mortgage Loan Trust
2007-1, 1.60% due 10/25/371,4	325,000	301,940
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/301	300,000	280,848
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/361	300,000	270,063
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	250,000	250,150
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 5.53% due 09/20/231,4	250,000	249,375
Garrison Funding 2013-2 Ltd.
2013-2A, 4.88% due 09/25/231,4	250,000	247,525
Salus CLO 2012-1 Ltd.
2013-1AN, 6.98% due 03/05/211,4	250,000	247,200
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 5.07% due 04/20/251,4	250,000	246,500
COA Summit CLO Limited 2014-1
2014-1A, 4.09% due 04/20/231,4	250,000	246,225
RAIT CRE CDO I Ltd.
2006-1X, 0.48% due 11/20/46	273,469	245,739
Telos CLO Ltd.
2013-3A, 4.48% due 01/17/241,4	250,000	244,050
KVK CLO 2014-1 Ltd.
2014-1A, 3.13% due 05/15/261,4	250,000	241,550
Acis CLO 2013-2 Ltd.
2013-2A, 4.08% due 10/14/221,4	250,000	241,475
ColumbusNova CLO Limited 2007-I
2007-1A, 1.58% due 05/16/191,4	250,000	240,350
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.03% due 01/07/181,4	250,000	240,175
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/384,6	235,677	239,330
Battalion Clo 2007-I Ltd.
2007-1A, 2.38% due 07/14/221,4	250,000	239,300
Jasper CLO Ltd.
2005-1A, 1.14% due 08/01/171,4	250,000	239,025
Kingsland III Ltd.
2006-3A, 1.83% due 08/24/211,4	250,000	237,900
Centerline REIT, Inc.
2004-RR3, 4.76% due 09/21/451,4	233,774	236,916

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 35.7% (continued)
ALM XIV Ltd.
2014-14A, 3.68% due 07/28/261,4	$250,000	$235,950
Cerberus Onshore II CLO LLC
2014-1A, 4.23% due 10/15/231,4	250,000	235,775
Turbine Engines Securitization Ltd.
6.38% due 12/13/484	230,627	234,087
Kingsland IV Ltd.
2007-4A, 1.68% due 04/16/211,4	250,000	226,725
First Franklin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/361	250,000	219,806
AMMC CDO
2012-11A, 0.00% due 10/30/234	250,000	188,725
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/411,4	158,239	155,311
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.48% due 04/28/261,4	150,000	148,980
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/371	172,161	146,056
Park Place Securities Incorporated Series
2005-WHQ2, 0.61% due 05/25/351	140,000	130,446
Lehman XS Trust
2007-9, 0.27% due 06/25/371	124,152	112,034
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.99% due 11/05/411,4	100,000	91,880
Saxon Asset Securities Trust
2005-4, 0.59% due 11/25/371	100,000	86,386
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.29% due 07/25/371,4	82,002	71,929
New Century Home Equity Loan Trust
2005-1, 0.87% due 03/25/351	74,892	66,612
New Century Home Equity Loan Trust
2004-4, 0.95% due 02/25/351	68,458	62,750
Total Asset Backed Securities
(Cost $10,266,379)		10,401,459

SENIOR FLOATING RATE INTERESTS†† - 24.4%
Industrial - 6.1%
Rise Ltd.
4.74% due 02/12/39	481,771	488,419
AABS Ltd.
4.87% due 01/15/38	447,917	455,173
Power Borrower, LLC
8.25% due 11/06/20	125,000	121,250
4.25% due 05/06/20	115,566	112,965
Thermasys Corp.
5.25% due 05/03/19	121,094	120,388
Mitchell International, Inc.
8.50% due 10/11/21	100,000	99,625
Nord Anglia Education Finance LLC
4.50% due 03/31/21	99,750	99,002
MRC Global, Inc.
5.52% due 11/08/19	99,000	98,855
syncreon
5.25% due 10/28/20	99,250	98,258
NaNa Development Corp.
8.00% due 03/15/185	70,000	68,600
Total Industrial		1,762,535
Technology - 4.6%
EIG Investors Corp.
5.00% due 11/09/19	246,259	245,335
Deltek, Inc.
4.50% due 10/10/18	216,891	215,156
Wall Street Systems
4.50% due 04/30/21	190,826	188,918
Active Network, Inc., The
5.50% due 11/13/20	118,155	117,121
Greenway Medical Technologies
6.00% due 11/04/205	99,250	98,754
P2 Energy Solutions
5.00% due 10/30/20	99,250	98,630
LANDesk Group, Inc.
5.00% due 02/25/20	99,003	98,549
Evergreen Skill
5.75% due 04/28/21	100,000	98,042
Go Daddy Operating Company, LLC
4.75% due 05/13/21	98,236	96,702
Aspect Software, Inc.
7.25% due 05/07/16	93,750	93,487
Total Technology		1,350,694
Financial - 4.5%
First Data Corp.
3.65% due 03/23/18	250,000	244,923
Intertrust Group
7.50% due 04/16/21	100,000	99,325
8.00% due 04/11/22	100,000	98,833
American Stock Transfer & Trust
5.75% due 06/26/20	193,299	191,930
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	147,751	147,475
Magic Newco, LLC
12.00% due 06/12/19	125,000	141,041
RCS Capital
6.50% due 04/29/19	98,750	99,120
Expert Global Solutions
8.50% due 04/03/18	99,213	98,965
National Financial Partners Corp.
4.50% due 07/01/20	99,000	98,010

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 24.4% (continued)
Financial - 4.5% (continued)
HDV Holdings
5.75% due 12/18/185	$84,690	$84,055
Total Financial		1,303,677
Consumer, Cyclical - 3.9%
Ollies Bargain Outlet
4.75% due 09/28/19	440,096	436,522
Lions Gate Entertainment Corp.
5.00% due 07/19/20	200,000	200,500
Men's Wearhouse
4.50% due 06/18/21	200,000	198,666
Fleetpride Corp.
5.25% due 11/19/19	98,246	97,141
Sears Holdings Corp.
5.50% due 06/30/18	99,250	96,397
Advantage Sales & Marketing, Inc.
4.25% due 07/21/21	96,774	95,012
Total Consumer, Cyclical		1,124,238
Consumer, Non-cyclical - 2.6%
Grocery Outlet, Inc.
6.50% due 12/17/18	197,221	196,604
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	160,714	158,303
Performance Food Group
6.25% due 11/14/19	123,438	122,975
NES Global Talent
6.50% due 10/03/19	98,125	97,144
Nextech Systems LLC
6.00% due 10/28/18†††,5	96,250	94,661
Reddy Ice Holdings, Inc.
6.75% due 04/01/195	98,997	93,553
Total Consumer, Non-cyclical		763,240
Communications - 1.8%
Avaya, Inc.
6.50% due 03/31/18	245,661	243,359
7.75% due 10/26/17	99,415	94,646
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	99,500	99,287
Interactive Data Corp.
4.75% due 05/02/21	99,750	99,157
Total Communications		536,449
Energy - 0.3%
Atlas Energy LP
6.50% due 07/31/19	99,000	99,619
Basic Materials - 0.3%
Royal Adhesives and Sealants
5.50% due 07/31/18	97,017	97,381
Utilities - 0.3%
Astoria Generating Company Acquisitions LLC
9.25% due 10/26/17	90,273	91,853
Total Senior Floating Rate Interests
(Cost $7,152,453)		7,129,686
CORPORATE BONDS†† - 13.3%
Financial - 4.2%
Bank of America Corp.
5.13%1,2	250,000	241,874
Fifth Third Bancorp
5.10%1,2	250,000	235,625
Customers Bank
6.13% due 06/26/291,4	150,000	151,313
Barclays plc
8.25%1,2	100,000	102,625
Prosight Global Inc.
7.50% due 11/26/20†††,5	100,000	102,520
Cadence Financial Corp.
4.88% due 06/28/198	100,000	100,500
CIC Receivables Master Trust
4.89% due 10/07/21†††	100,000	100,100
JPMorgan Chase & Co.
5.00% due 12/29/491,2	100,000	97,480
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/204,7	100,000	96,750
Total Financial		1,228,787
Consumer, Non-cyclical - 2.1%
Vector Group Ltd.
7.75% due 02/15/21	300,000	315,749
Central Garden and Pet Co.
8.25% due 03/01/187	200,000	203,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/214	100,000	106,000
Total Consumer, Non-cyclical		625,249
Basic Materials - 1.6%
KGHM International Ltd.
7.75% due 06/15/194	250,000	263,750
TPC Group, Inc.
8.75% due 12/15/204	185,000	196,563
Total Basic Materials		460,313
Energy - 1.5%
Pacific Drilling S.A.
5.38% due 06/01/204	250,000	228,750
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21	100,000	102,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	100,000	101,250
Total Energy		432,000
Consumer, Cyclical - 1.3%
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/214	250,000	241,250
GRD Holdings III Corp.
10.75% due 06/01/194	100,000	110,250

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 13.3% (continued)
Consumer, Cyclical - 1.3% (continued)
Guitar Center, Inc.
6.50% due 04/15/194	$20,000	$18,000
Total Consumer, Cyclical		369,500
Communications - 0.7%
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/174,7	125,000	129,375
MDC Partners, Inc.
6.75% due 04/01/204	50,000	51,500
Expo Event Transco, Inc.
9.00% due 06/15/214	20,000	20,600
Total Communications		201,475
Diversified - 0.7%
Opal Acquisition, Inc.
8.88% due 12/15/214	150,000	154,875
Harbinger Group, Inc.
7.88% due 07/15/19	43,000	45,795
Total Diversified		200,670
Industrial - 0.6%
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17	95,000	99,513
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	78,000	81,900
Total Industrial		181,413
Technology - 0.3%
Eagle Midco, Inc.
9.00% due 06/15/184,7	100,000	102,125
Utilities - 0.3%
NGL Energy Partners, LP / NGL Energy Finance Corp.
6.88% due 10/15/214	85,000	88,400
Total Corporate Bonds
(Cost $3,929,220)		3,889,932

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.4%
Nomura Resecuritization Trust
2012-1R, 0.59% due 08/27/471,4	387,923	358,827
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.96% due 11/25/461	349,179	247,660
Lehman XS Trust Series
2006-16N, 0.34% due 11/25/461	279,186	232,331
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.37% due 05/25/461	267,790	229,854
American Home Mortgage Assets Trust
2006-4, 0.34% due 10/25/461	313,408	212,961
GreenPoint Mortgage Funding Trust
2006-AR1, 0.44% due 02/25/361	244,814	205,440
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.32% due 06/25/471	231,543	189,793
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.38% due 02/25/361	123,229	105,468
Morgan Stanley Re-REMIC Trust
2010-R5, 0.54% due 06/26/361,4	134,231	99,890
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	131,443	99,199
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2007-OA4, 0.88% due 04/25/471	130,060	98,653
First Horizon Alternative Mortgage Securities Trust
2006-FA1, 5.75% due 04/25/36	98,270	83,222
Total Collateralized Mortgage Obligations
(Cost $2,145,394)		2,163,298

MORTGAGE BACKED SECURITIES†† - 4.0%
SRERS Funding Ltd.
2011-RS, 0.40% due 05/09/461,4	350,808	334,145
CSMC Trust
2014-SURF, 3.26% due 02/15/291,4	250,000	250,624
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-7, 6.42% due 09/25/36	370,410	218,012
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/471,4	158,850	161,913
Hilton USA Trust
2013-HLT, 5.61% due 11/05/181,4	100,000	101,550

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 4.0% (continued)
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.85% due 06/15/201,4	$97,374	$93,609
Total Mortgage Backed Securities
(Cost $1,142,658)		1,159,853
Total Investments - 101.3%
(Cost $29,464,071)		$29,563,250
Other Assets & Liabilities, net - (1.3)%		(377,294)
Total Net Assets - 100.0%		$29,185,956

	Units	Unrealized Gain (Loss)
OTC CURRENCY SWAP AGREEMENTS††
Bank of America December 2014 U.S. Dollar Index Future Swap, Terminating 12/15/1411 (Notional Value $602,280)	7	$11,188

OTC INTEREST RATE SWAP AGREEMENTS SOLD SHORT††
Bank of America December 2014 Japan Government 10 Year Bond Future Index Swap, Terminating 12/9/1412 (Notional Value $2,659,980)	2	$(4,081)

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America S&P 500 HomeBuilding Index December 2014 Swap, Terminating 12/23/149 (Notional Value $150,200)	261	$(9,045)
Bank of America May 2014 S&P 1500 Education Services Sub-Industry Index October 2014 Swap, Terminating 10/13/1410 (Notional Value $853,862)	15,966	(37,880)
Bank of America S&P 500 Homebuilding Index October 2014 Swap, Terminating 10/13/149 (Notional Value $638,497)	1,053	(68,702)
(Total Notional Value $1,642,559)		$(115,627)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ Depreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.13%	6/8/2025	$1,000,000	$22,300	$22,300
Merrill Lynch	Receive	3-Month USD-LIBOR	2.70%	7/5/2023	(50,000)	(1,035)	(1,035)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.56%	7/5/2018	(850,000)	(1,530)	(1,530)
Merrill Lynch	Pay	3-Month USD-LIBOR	2.93%	8/24/2025	950,000	(1,995)	(1,995)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.42%	8/24/2025	(667,000)	(5,729)	(5,729)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.89%	6/8/2025	(700,000)	(50,306)	(50,306)
							$(38,295)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2014	Net Unrealized Appreciation
Bank of America	600,000	EUR	12/1/14	$777,450	$758,355	$19,095

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Variable rate security. Rate indicated is rate effective at September 30, 2014.
2	Perpetual maturity.
3	Affiliated issuer — See Note 6.
4
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $10,723,480 (cost $10,631,380), or 36.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Illiquid security.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Security or a portion thereof is held as collateral for reverse repurchase agreements.
8
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of these securities are $100,500 (cost $100,000), or 0.4% of total net assets — See Note 8.

9	Total Return based on S&P 500 Homebuilding Index +/- financing at a variable rate.
10	Total Return based on S&P 1500 Educational Services Sub-Industry Index +/- financing at a variable rate.
11	Total Return based on U.S. Dollar Index +/- financing at variable rate.
12	Total Return based on Japan Government Bond 10 Year Future Index +/- financing at a variable rate.
plc — Public Limited Company REIT — Real Estate Investment Trust

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS† - 64.4%
iShares Core U.S. Aggregate Bond ETF	88,245	$9,628,412
SPDR S&P 500 ETF Trust	45,236	8,912,397
Vanguard S&P 500 ETF	49,348	8,911,755
iShares iBoxx $ Investment Grade Corporate Bond ETF	39,480	4,667,326
iShares Core S&P Mid-Capital ETF	23,223	3,175,513
iShares MSCI EAFE ETF	35,262	2,260,999
iShares Core S&P 500 ETF	2	397
Total Exchange-Traded Funds
(Cost $30,642,980)		37,556,799

MUTUAL FUNDS†,1 - 34.2%
Guggenheim Variable Insurance Strategy Fund III	543,485	13,532,770
Guggenheim Strategy Fund II	124,713	3,105,365
Guggenheim Strategy Fund I	99,496	2,477,455
Guggenheim Strategy Fund III	32,966	821,175
Total Mutual Funds
(Cost $19,999,166)		19,936,765

SHORT TERM INVESTMENTS† - 0.0%
Dreyfus Treasury Prime Cash Management Fund	3,219	3,219
Total Short Term Investments
(Cost $3,219)		3,219
Total Investments - 98.6%
(Cost $50,645,365)		$57,496,783
Other Assets & Liabilities, net - 1.4%		819,323
Total Net Assets - 100.0%		$58,316,106

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2014 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $3,939,469)	18	$20
December 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $8,603,437)	69	(13,786)
(Total Aggregate Value of Contracts $12,542,906)		$(13,766)

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $228,100)	2	$(6,105)
December 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $473,888)	3	(7,807)
(Total Aggregate Value of Contracts $701,988)		$(13,912)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $81,100)	1	$2,922
October 2014 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $222,242)	4	(1,192)
December 2014 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $153,508)	1	(3,507)
December 2014 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $115,014)	1	(3,694)
December 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $272,780)	2	(5,134)
December 2014 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $320,183)	3	(6,836)
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $5,501,300)	56	(61,591)
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,972,800)	18	(108,461)
December 2014 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $6,254,981)	68	(192,546)
(Total Aggregate Value of Contracts $14,893,908)		$(380,039)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2014 British Pound Futures Contracts (Aggregate Value of Contracts $708,794)	7	$3,120
December 2014 Swiss Franc Futures Contracts (Aggregate Value of Contracts $131,013)	1	2,472

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2014 Swiss Franc Futures Contracts (Aggregate Value of Contracts $89,120)	1	$2,017
December 2014 Australian Dollar Futures Contracts (Aggregate Value of Contracts $174,140)	2	(5)
(Total Aggregate Value of Contracts $1,103,067)		$7,604

EQUITY FUTURES CONTRACTS SOLD SHORT†
October 2014 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $147,610)	1	$5,253

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer — See Note 6.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 98.9%
Financial - 25.4%
Wells Fargo & Co.	91,693	$4,756,116
JPMorgan Chase & Co.	59,300	3,572,231
American International Group, Inc.	65,812	3,555,164
Citigroup, Inc.	56,890	2,948,040
Allstate Corp.	42,470	2,606,384
Bank of New York Mellon Corp.	62,630	2,425,660
Hanover Insurance Group, Inc.	26,620	1,635,000
Bank of America Corp.	75,930	1,294,607
NASDAQ OMX Group, Inc.	27,050	1,147,461
CME Group, Inc. — Class A	13,600	1,087,388
Aon plc	11,920	1,045,026
Reinsurance Group of America, Inc. — Class A	11,985	960,358
American Financial Group, Inc.	13,220	765,306
Navient Corp.	34,090	603,734
WR Berkley Corp.	11,090	530,102
Endurance Specialty Holdings Ltd.	9,330	514,829
Starwood Property Trust, Inc.	20,760	455,890
Alexandria Real Estate Equities, Inc.	6,170	455,038
BioMed Realty Trust, Inc.	22,190	448,238
SVB Financial Group*	3,780	423,700
Franklin Resources, Inc.	7,590	414,490
Popular, Inc.*	13,180	387,953
Wintrust Financial Corp.	8,580	383,269
Home Loan Servicing Solutions Ltd.	17,522	371,291
FirstMerit Corp.	20,064	353,126
City National Corp.	4,460	337,488
First Niagara Financial Group, Inc.	40,380	336,365
Zions Bancorporation	11,530	335,062
First Midwest Bancorp, Inc.	18,415	296,297
Huntington Bancshares, Inc.	28,560	277,889
Employers Holdings, Inc.	14,280	274,890
Symetra Financial Corp.	10,860	253,364
Eaton Vance Corp.	6,490	244,868
Hancock Holding Co.	7,310	234,286
Ocwen Financial Corp.*	5,524	144,618
Blackhawk Network Holdings, Inc.*	4,190	135,756
Radian Group, Inc.	8,560	122,066
StanCorp Financial Group, Inc.	1,818	114,861
Argo Group International Holdings Ltd.	2,270	114,204
Redwood Trust, Inc.	97	1,608
Total Financial		36,364,023
Consumer, Non-cyclical - 15.6%
Quanta Services, Inc.*	64,370	2,335,987
Aetna, Inc.	27,250	2,207,250
MEDNAX, Inc.*	34,220	1,875,940
Teva Pharmaceutical Industries Ltd. ADR	34,830	1,872,113
Bunge Ltd.	21,500	1,810,945
Mondelez International, Inc. — Class A	52,510	1,799,255
UnitedHealth Group, Inc.	13,980	1,205,775
Pfizer, Inc.	40,650	1,202,021
DeVry Education Group, Inc.	28,060	1,201,249
Kraft Foods Group, Inc.	17,500	987,000
Hormel Foods Corp.	18,060	928,103
Patterson Companies, Inc.	16,028	664,040
Navigant Consulting, Inc.*	44,230	615,239
Hologic, Inc.*	23,893	581,317
Kindred Healthcare, Inc.	28,934	561,320
Johnson & Johnson	4,800	511,632
MasterCard, Inc. — Class A	6,740	498,221
Ingredion, Inc.	5,480	415,329
ICF International, Inc.*	10,850	334,072
Towers Watson & Co. — Class A	2,296	228,452
Emergent Biosolutions, Inc.*	10,030	213,739
Globus Medical, Inc. — Class A*	6,230	122,544
Grand Canyon Education, Inc.*	3,000	122,310
Alere, Inc.*	1,689	65,499
Total Consumer, Non-cyclical		22,359,352
Industrial - 15.0%
Republic Services, Inc. — Class A	75,380	2,941,328
Parker-Hannifin Corp.	23,910	2,729,327
United Technologies Corp.	23,230	2,453,088
TE Connectivity Ltd.	42,590	2,354,801
Covanta Holding Corp.	86,860	1,843,169
Rock-Tenn Co. — Class A	33,926	1,614,198
Sonoco Products Co.	29,240	1,148,840
URS Corp.	19,530	1,125,123
FLIR Systems, Inc.	31,130	975,614
Owens-Illinois, Inc.*	34,260	892,473
Orbital Sciences Corp.*	31,661	880,176
Berry Plastics Group, Inc.*	21,430	540,893
General Electric Co.	20,160	516,499
Aegion Corp. — Class A*	20,250	450,563
Gentex Corp.	14,630	391,645
Huntington Ingalls Industries, Inc.	2,370	246,978
ArcBest Corp.	3,340	124,582
UTI Worldwide, Inc.*	5,926	62,993
Advanced Energy Industries, Inc.*	2,340	43,969
II-VI, Inc.*	3,440	40,489
Sanmina Corp.*	1,850	38,591
Total Industrial		21,415,339
Energy - 12.0%
Chevron Corp.	25,300	3,018,796
Halliburton Co.	31,870	2,055,933
Phillips 66	21,930	1,783,128
Whiting Petroleum Corp.*	22,840	1,771,242
Apache Corp.	16,868	1,583,399
Marathon Oil Corp.	34,120	1,282,571
Patterson-UTI Energy, Inc.	39,090	1,271,598
Exxon Mobil Corp.	11,440	1,075,932
Superior Energy Services, Inc.	26,480	870,398
Suncor Energy, Inc.	22,530	814,460
ConocoPhillips	7,960	609,099

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Energy - 12.0% (continued)
Oasis Petroleum, Inc.*	13,220	$552,728
Resolute Energy Corp.*	56,540	354,506
Denbury Resources, Inc.	11,130	167,284
Total Energy		17,211,074
Consumer, Cyclical - 8.6%
CVS Health Corp.	47,760	3,801,217
Wal-Mart Stores, Inc.	34,000	2,599,980
Kohl's Corp.	13,680	834,890
PulteGroup, Inc.	45,560	804,590
Brown Shoe Company, Inc.	29,062	788,452
WESCO International, Inc.*	10,060	787,296
Lowe's Companies, Inc.	9,490	502,211
Chico's FAS, Inc.	31,870	470,720
Oshkosh Corp.	9,990	441,059
Foot Locker, Inc.	4,860	270,459
Wendy's Co.	31,680	261,677
Ryland Group, Inc.	6,750	224,370
Ascena Retail Group, Inc.*	15,100	200,830
Visteon Corp.*	1,660	161,435
United Stationers, Inc.	4,230	158,921
Total Consumer, Cyclical		12,308,107
Communications - 6.5%
Time Warner, Inc.	39,506	2,971,245
Cisco Systems, Inc.	109,750	2,762,408
AT&T, Inc.	41,170	1,450,831
DigitalGlobe, Inc.*	26,927	767,420
Scholastic Corp.	14,170	457,974
Finisar Corp.*	25,600	425,728
Liquidity Services, Inc.*	19,670	270,463
Time, Inc.*	5,730	134,254
Total Communications		9,240,323
Technology - 6.0%
Computer Sciences Corp.	50,040	3,059,945
IXYS Corp.	172,330	1,809,464
Diebold, Inc.	20,450	722,294
NetApp, Inc.	13,660	586,834
Maxwell Technologies, Inc.*	67,170	585,722
KEYW Holding Corp.*	37,000	409,590
Allscripts Healthcare Solutions, Inc.*	25,180	337,790
Teradyne, Inc.	13,690	265,449
Take-Two Interactive Software, Inc.*	10,950	252,617
Semtech Corp.*	4,980	135,207
IPG Photonics Corp.*	1,860	127,931
iGATE Corp.*	3,280	120,442
ManTech International Corp. — Class A	4,110	110,765
Total Technology		8,524,050
Basic Materials - 5.0%
Cameco Corp.	170,140	3,004,672
Dow Chemical Co.	47,270	2,478,839
Coeur Mining, Inc.*	112,413	557,568
Landec Corp.*	35,670	436,958
Royal Gold, Inc.	6,251	405,940
Olin Corp.	13,136	331,684
Total Basic Materials		7,215,661
Utilities - 4.8%
Edison International	57,000	3,187,439
AGL Resources, Inc.	14,070	722,354
Pinnacle West Capital Corp.	13,190	720,702
UGI Corp.	18,920	644,983
Great Plains Energy, Inc.	23,392	565,385
Westar Energy, Inc.	14,420	492,010
Black Hills Corp.	7,220	345,694
Avista Corp.	3,970	121,204
Total Utilities		6,799,771
Total Common Stocks
(Cost $107,491,083)		141,437,700

WARRANTS† - 0.2%
American International Group, Inc.
$45.00, 01/19/21	12,040	287,756
Total Warrants
(Cost $226,617)		287,756

SHORT TERM INVESTMENTS† - 1.5%
Dreyfus Treasury Prime Cash Management Fund	2,169,472	2,169,472
Total Short Term Investments
(Cost $2,169,472)		2,169,472
Total Investments - 100.6%
(Cost $109,887,172)		$143,894,928
Other Assets & Liabilities, net - (0.6)%		(811,753)
Total Net Assets - 100.0%		$143,083,175

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3. ADR — American Depositary Receipt plc — Public Limited Company

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 2.5%
Consumer Discretionary - 1.2%
Travelport LLC*	65,397	$1,076,436
Energy - 0.7%
Stallion Oilfield Holdings Ltd.*,††	19,265	642,102
Financial - 0.4%
CIT Group, Inc.	7,613	349,893
Adelphia Recovery Trust*,†††,7	5,270	53
Total Financial		349,946
Basic Materials - 0.1%
Mirabela Nickel Ltd.*	1,470,315	84,956
Communications - 0.1%
Cengage Learning Acquisitions, Inc.*,††	2,107	67,634
Aimia, Inc.	5	76
Total Communications		67,710
Diversified - 0.0%
Leucadia National Corp.	247	5,888
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*,7	24	220
MEDIQ, Inc.*,†††	92	1
Total Consumer, Non-cyclical		221
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	36
Chorus Aviation, Inc.	3	12
Total Consumer, Cyclical		48
Total Common Stocks
(Cost $2,439,522)		2,227,307

PREFERRED STOCKS†† - 5.4%
Seaspan Corp.
6.38% due 04/30/19†	64,000	1,637,760
Goldman Sachs Group, Inc.
5.50% due 05/10/23†,1,2	55,000	1,306,250
Kemper Corp.
7.38% due 02/27/54†	39,000	996,450
Aspen Insurance Holdings Ltd.
5.95% due 07/01/23†,1,2	35,000	873,950
U.S. Shipping Corp.*,7	24,529	28,944
Total Preferred Stocks
(Cost $5,404,811)		4,843,354

SHORT TERM INVESTMENTS† - 0.2%
Dreyfus Treasury Prime Cash Management Fund	180,225	180,225
Total Short Term Investments
(Cost $180,225)		180,225

Face Amount
CORPORATE BONDS††,6 - 75.4%
Energy - 18.5%
Endeavor Energy Resources. LP / EER Finance, Inc.
7.00% due 08/15/213,4	$1,700,000	1,750,999
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21	900,000	918,000
7.75% due 01/15/21	700,000	689,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	1,200,000	1,215,000
8.63% due 10/15/20	250,000	260,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/214	925,000	906,500
8.00% due 12/01/20	505,000	525,200
SandRidge Energy, Inc.
8.75% due 01/15/20	900,000	927,000
7.50% due 03/15/21	250,000	243,750
Bill Barrett Corp.
7.00% due 10/15/22	700,000	694,750
7.63% due 10/01/19	350,000	361,375
Sabine Pass Liquefaction LLC
6.25% due 03/15/224	900,000	947,250
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	600,000	603,000
6.13% due 03/01/22	250,000	250,625
ContourGlobal Power Holdings S.A.
7.13% due 06/01/194	850,000	841,500
Denbury Resources, Inc.
5.50% due 05/01/223	750,000	742,500
FTS International, Inc.
6.25% due 05/01/224	700,000	687,750
Keane Group Holdings LLC
8.50% due 08/08/19†††,7	650,000	640,396
Unit Corp.
6.63% due 05/15/213	600,000	601,500
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/223,4	550,000	550,000
California Resources Corp.
6.00% due 11/15/244	450,000	462,375
CONSOL Energy, Inc.
5.88% due 04/15/224	400,000	394,000
Pacific Drilling S.A.
5.38% due 06/01/204	425,000	388,875
RSP Permian, Inc.
6.63% due 10/01/224	350,000	352,188
Rosetta Resources, Inc.
5.88% due 06/01/22	350,000	348,688
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
5.88% due 08/01/23	300,000	293,250

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
CORPORATE BONDS††,6 - 75.4% (continued)
Energy - 18.5% (continued)
IronGate Energy Services LLC
11.00% due 07/01/184	$155,000	$155,581
SemGroup, LP
8.75% due 11/15/15†††,7	1,700,000	–
Total Energy		16,751,552
Financial - 10.7%
Credit Acceptance Corp.
6.13% due 02/15/213,4	1,400,000	1,424,499
Pacific Premier Bancorp, Inc.
5.75% due 09/03/244,8	1,250,000	1,256,249
Bank of America Corp.
4.20% due 08/26/24	550,000	545,244
6.25% due 09/29/491,2	500,000	496,719
Wilton Re Finance LLC
5.88% due 03/30/331,4	900,000	936,000
Citigroup, Inc.
6.30% due 5/15/241,2	650,000	641,939
iStar Financial, Inc.
5.00% due 07/01/19	600,000	577,500
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/184	500,000	520,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/204	455,000	465,238
Ally Financial, Inc.
5.13% due 09/30/24	450,000	441,000
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	350,000	350,000
Majid AL Futtaim Holding
7.12% due 12/31/49	300,000	326,415
Lock AS
7.00% due 08/15/21	EUR 250,000	324,440
Kennedy-Wilson, Inc.
5.88% due 04/01/24	320,000	321,600
Cabot Financial Luxembourg S.A.
6.50% due 04/01/214	GBP 200,000	310,792
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/204	300,000	290,250
Lancashire Holdings Ltd.
5.70% due 10/01/224	260,000	280,613
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/214	225,000	235,688
Total Financial		9,744,186
Consumer, Non-cyclical - 10.0%
Vector Group Ltd.
7.75% due 02/15/213	1,550,000	1,631,374
Central Garden and Pet Co.
8.25% due 03/01/18	1,400,000	1,424,499
R&R Ice Cream plc
8.25% due 05/15/204	AUD 1,050,000	925,215
Bumble Bee Holdco SCA
9.63% due 03/15/183,4	800,000	830,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/213,4	700,000	742,000
ADT Corp.
6.25% due 10/15/21	700,000	724,500
Premier Foods Finance plc
6.50% due 03/15/214	GBP 450,000	644,525
Symbion, Inc.
8.00% due 06/15/16	550,000	570,625
US Foods, Inc.
8.50% due 06/30/19	350,000	371,088
JBS USA LLC / JBS USA Finance, Inc.
5.88% due 07/15/244	350,000	336,000
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/164	300,000	291,750
Ceridian LLC / Comdata, Inc.
8.13% due 11/15/174	200,000	200,250
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/224	175,000	174,563
Bumble Bee Holdings, Inc.
9.00% due 12/15/174	150,000	157,125
Total Consumer, Non-cyclical		9,023,514
Consumer, Cyclical - 7.2%
GRD Holdings III Corp.
10.75% due 06/01/194	1,600,000	1,764,000
WMG Acquisition Corp.
6.00% due 01/15/214	800,000	810,000
6.75% due 04/15/224	750,000	718,125
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/174	900,000	985,500
DreamWorks Animation SKG, Inc.
6.88% due 08/15/203,4	700,000	731,500
Guitar Center, Inc.
6.50% due 04/15/194	695,000	625,500
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/243	600,000	573,000
Men's Wearhouse, Inc.
7.00% due 07/01/224	100,000	101,000
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/214	100,000	96,500

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
CORPORATE BONDS††,6 - 75.4% (continued)
Consumer, Cyclical - 7.2% (continued)
Global Partners Limited Partnership/GLP Finance Corp.
6.25% due 07/15/224	$80,000	$79,600
Total Consumer, Cyclical		6,484,725
Industrial - 6.1%
Deutsche Raststatten
6.75% due 12/30/20	EUR 900,000	1,190,626
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/173	860,000	900,850
Amsted Industries, Inc.
5.38% due 09/15/244	850,000	824,500
Odebrecht Offshore Drilling Finance Ltd.
6.63% due 10/01/224	634,465	653,499
BMBG Bond Finance SCA
5.20% due 10/15/201,4	EUR 500,000	637,354
Ultra Resources, Inc.
4.51% due 10/12/20†††,7	600,000	570,900
CEVA Group plc
7.00% due 03/01/214	400,000	400,000
LMI Aerospace, Inc.
7.38% due 07/15/194	300,000	300,000
Total Industrial		5,477,729
Communications - 5.4%
MDC Partners, Inc.
6.75% due 04/01/204	1,850,000	1,905,500
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/174	1,000,000	1,035,000
CSC Holdings LLC
5.25% due 06/01/243,4	650,000	624,000
Virgin Media Finance plc
6.38% due 10/15/244	GBP 300,000	483,973
Alcatel-Lucent USA, Inc.
6.75% due 11/15/204	400,000	406,000
Expo Event Transco, Inc.
9.00% due 06/15/214	150,000	154,500
Avaya, Inc.
7.00% due 04/01/194	150,000	145,500
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/214	CAD 150,000	134,271
Total Communications		4,888,744
Technology - 4.7%
Eagle Midco, Inc.
9.00% due 06/15/183,4	1,350,000	1,378,688
Aspect Software, Inc.
10.63% due 05/15/17	1,290,000	1,280,325
First Data Corp.
8.75% due 01/15/224	925,000	980,500
iGATE Corp.
4.75% due 04/15/194	350,000	339,500
NCR Corp.
5.88% due 12/15/21	250,000	255,625
Total Technology		4,234,638
Utilities - 4.0%
Elwood Energy LLC
8.16% due 07/05/267	1,041,175	1,163,513
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/234	1,000,000	1,065,000
AES Corp.
5.50% due 03/15/243	600,000	583,500
4.88% due 05/15/23	250,000	237,500
NGL Energy Partners, LP / NGL Energy Finance Corp.
6.88% due 10/15/214	575,000	598,000
Total Utilities		3,647,513
Basic Materials - 4.0%
KGHM International Ltd.
7.75% due 06/15/194	1,275,000	1,345,125
TPC Group, Inc.
8.75% due 12/15/204	1,030,000	1,094,375
Eldorado Gold Corp.
6.13% due 12/15/204	515,000	511,138
Mirabela Nickel Ltd.
9.50% due 05/20/19†††,7	324,000	324,000
1.00% due 09/10/44†††,7	7,722	–
Cascades, Inc.
5.50% due 07/15/224	300,000	291,000
Total Basic Materials		3,565,638
Diversified - 3.7%
Harbinger Group, Inc.
7.75% due 01/15/224	1,453,000	1,442,103
7.88% due 07/15/19	298,000	317,370
Opal Acquisition, Inc.
8.88% due 12/15/214	1,500,000	1,548,750
Total Diversified		3,308,223
Asset Backed - 1.1%
Iron Mountain, Inc.
6.12% due 09/15/22	GBP 600,000	978,423
Total Corporate Bonds
(Cost $68,023,127)		68,104,885

SENIOR FLOATING RATE INTERESTS††,6 - 27.4%
Industrial - 8.6%
Flakt Woods
2.63% due 03/20/177	EUR 1,550,000	1,879,381
IntraWest Holdings S.à r.l.
5.50% due 12/09/20	694,750	694,750
SIRVA Worldwide, Inc.
7.50% due 03/27/19	591,000	599,865
Mitchell International, Inc.
8.50% due 10/11/21	600,000	597,750

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 27.4% (continued)
Industrial - 8.6% (continued)
CareCore National LLC
5.50% due 03/05/21	$497,500	$493,769
Knowledge Learning Corp.
5.25% due 03/18/21	398,000	398,000
Mast Global
8.75% due 09/12/19†††,7	288,750	286,336
Panolam Industries International, Inc.
7.76% due 08/23/17	255,057	253,781
Berlin Packaging LLC
4.50% due 09/24/21	250,000	249,375
Sutherland Global Services, Inc.
7.25% due 03/06/19	231,250	230,672
NaNa Development Corp.
8.00% due 03/15/187	105,000	102,900
Ceva Logistics US Holdings
6.50% due 03/19/21	98,030	94,721
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	71,071	68,673
Ceva Group plc (United Kingdom)
6.50% due 03/19/21	67,734	65,363
Ceva Logistics Canada, ULC
6.50% due 03/19/21	12,254	11,840
Total Industrial		6,027,476
Consumer, Non-cyclical - 4.3%
AdvancePierre Foods, Inc.
9.50% due 10/10/17	759,000	747,615
NES Global Talent
6.50% due 10/03/19	686,875	680,006
Birds Eye Iglo Group Ltd.
4.26% due 06/30/20	450,000 EUR	558,256
Reddy Ice Holdings, Inc.
10.75% due 10/01/197	530,000	471,700
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	447,750	445,511
Nextech Systems LLC
6.00% due 10/28/18†††,7	385,000	378,644
CTI Foods Holding Co. LLC
8.25% due 06/28/21	350,000	351,313
Performance Food Group
6.25% due 11/14/19	246,875	245,949
Total Consumer, Non-cyclical		3,878,994
Financial - 3.4%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	935,455	934,286
Magic Newco, LLC
12.00% due 06/12/19	700,000	789,831
Intertrust Group
8.00% due 04/11/22	400,000	395,332
Safe-Guard
6.25% due 08/19/21	350,000	348,250
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	295,502	294,949
Trademonster
7.25% due 08/29/19†††	200,000	199,017
Expert Global Solutions
8.50% due 04/03/18	148,819	148,447
Total Financial		3,110,112
Consumer, Cyclical - 4.0%
GCA Services Group, Inc.
9.25% due 11/01/20	1,200,000	1,197,000
Lions Gate Entertainment Corp.
5.00% due 07/19/20	700,000	701,750
DLK Acquisitions BV
4.25% due 02/28/19	EUR 400,000	468,178
Burger King Corp.
4.50% due 09/24/21	350,000	347,277
Total Consumer, Cyclical		2,714,208
Communications - 2.7%
Cartrawler- Mustang Bidco Ltd.
4.26% due 04/29/21	EUR 550,000	693,794
Avaya, Inc.
6.50% due 03/31/18	636,876	630,909
Anaren, Inc.
9.25% due 08/18/21	500,000	497,500
MergerMarket Ltd.
4.50% due 02/04/21	348,250	337,803
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	248,750	248,218
Total Communications		2,408,224
Technology - 2.3%
Greenway Medical Technologies
9.25% due 11/04/217	500,000	495,000
6.00% due 11/04/207	397,000	395,015
Sparta Holding Corp.
6.25% due 07/28/20†††	700,000	693,188
Flexera Software LLC
8.00% due 04/02/21	250,000	242,500
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	248,125	240,061
Total Technology		2,065,764
Utilities - 1.5%
Astoria Generating Company Acquisitions LLC
9.25% due 10/26/17	1,354,091	1,377,788

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 27.4% (continued)
Basic Materials - 0.4%
Atkore International, Inc.
7.75% due 10/09/21	$400,000	$396,000
Energy - 0.2%
FTS International
5.75% due 04/16/21	218,182	218,143
Total Senior Floating Rate Interests
(Cost $24,952,214)		22,196,406

ASSET BACKED SECURITIES†† - 0.6%
ALM XIV Ltd. 2014-14A,
3.68% due 07/28/261,4	600,000	566,280
Total Asset Backed Securities
(Cost $570,752)		566,280

MORTGAGE BACKED SECURITIES†† - 0.6%
SRERS Funding Ltd. 2011-RS,
0.40% due 05/09/461,4	526,212	501,217
Total Mortgage Backed Securities
(Cost $487,038)		501,217
Total Investments - 112.1%
(Cost $102,057,689)		$98,619,674
Other Assets & Liabilities, net - (12.1)%		(8,382,796)
Total Net Assets - 100.0%		$90,236,877

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at September 30, 2014	Net Unrealized Appreciation
BNY Mellon	6,470,000	EUR	10/7/14	$8,498,703	$8,172,855	$325,848
BNY Mellon	1,300,000	AUD	10/7/14	1,212,185	1,137,559	74,626
BNY Mellon	1,250,000	GBP	10/7/14	2,050,243	2,026,463	23,780
BNY Mellon	160,000	CAD	10/7/14	146,812	142,854	3,958
BNY Mellon	2,289,654	USD	10/7/14	1,800,000	2,289,654	–
						$428,212

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Variable rate security. Rate indicated is rate effective at September 30, 2014.
2	Perpetual maturity.
3	All or a portion of this security is pledged as futures collateral at September 30, 2014.
4
All or a portion of this security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $39,574,546 (cost $39,497,028), or 43.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Security with no rate was unsettled at September 30, 2014.
6	The face amount is deominated in U.S Dollar, unless otherwise noted.
7	Illiquid security.
8	Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of these securities are $1,256,249 (cost $1,250,000), or 1.4% of total net assets — See Note 8.
plc — Public Limited Company REIT — Real Estate Investment Trust

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 98.7%
Financial - 21.8%
Hanover Insurance Group, Inc.	78,590	$4,826,997
Reinsurance Group of America, Inc. — Class A	24,785	1,986,022
Home Loan Servicing Solutions Ltd.	91,030	1,928,926
Horace Mann Educators Corp.	66,160	1,886,222
1st Source Corp.	47,770	1,360,490
Endurance Specialty Holdings Ltd.	22,820	1,259,208
Navigators Group, Inc.*	19,210	1,181,415
BancFirst Corp.	17,857	1,117,134
Simmons First National Corp. — Class A	25,880	996,897
OFG Bancorp	63,708	954,346
Berkshire Hills Bancorp, Inc.	39,300	923,157
AMERISAFE, Inc.	21,574	843,759
PrivateBancorp, Inc. — Class A	25,522	763,363
Employers Holdings, Inc.	33,460	644,105
Blackstone Mortgage Trust, Inc. — Class A	23,000	623,300
Hancock Holding Co.	19,440	623,052
Symetra Financial Corp.	25,270	589,549
Eaton Vance Corp.	15,280	576,514
Blackhawk Network Holdings, Inc.*	10,790	349,596
Ocwen Financial Corp.*	13,081	342,461
Argo Group International Holdings Ltd.	5,800	291,798
Radian Group, Inc.	20,150	287,339
StanCorp Financial Group, Inc.	4,441	280,582
Total Financial		24,636,232
Industrial - 19.5%
Covanta Holding Corp.	139,930	2,969,315
PMFG, Inc.*	438,863	2,194,315
Curtiss-Wright Corp.	30,480	2,009,241
Celadon Group, Inc.	85,979	1,672,292
Orbital Sciences Corp.*	59,941	1,666,359
Aegion Corp. — Class A*	52,928	1,177,648
FLIR Systems, Inc.	36,270	1,136,702
Dynamic Materials Corp.	56,496	1,076,249
Sterling Construction Company, Inc.*	136,358	1,045,866
Newport Corp.*	54,460	965,031
Energy Recovery, Inc.*	261,210	924,683
Gentex Corp.	34,530	924,368
Powell Industries, Inc.	21,493	878,204
Berry Plastics Group, Inc.*	34,680	875,323
Rand Logistics, Inc.*	125,318	714,313
LMI Aerospace, Inc.*	44,700	572,160
Marten Transport Ltd.	28,758	512,180
ArcBest Corp.	8,600	320,780
UTI Worldwide, Inc.*	13,949	148,278
Advanced Energy Industries, Inc.*	6,340	119,129
II-VI, Inc.*	9,330	109,814
Sanmina Corp.*	5,010	104,509
Multi-Fineline Electronix, Inc.*	286	2,674
Total Industrial		22,119,433
Consumer, Non-cyclical - 14.5%
Emergent Biosolutions, Inc.*	90,440	1,927,276
ABM Industries, Inc.	67,990	1,746,663
Global Cash Access Holdings, Inc.*	225,102	1,519,439
Greatbatch, Inc.*	32,471	1,383,590
Tornier N.V.*	56,660	1,354,174
Kindred Healthcare, Inc.	63,038	1,222,937
DeVry Education Group, Inc.	27,220	1,165,288
Navigant Consulting, Inc.*	79,690	1,108,488
ICU Medical, Inc.*	16,969	1,089,070
Great Lakes Dredge & Dock Corp.*	173,713	1,073,546
Invacare Corp.	89,160	1,052,980
ICF International, Inc.*	32,620	1,004,370
Globus Medical, Inc. — Class A*	15,830	311,376
Grand Canyon Education, Inc.*	7,130	290,690
Alere, Inc.*	3,530	136,893
Total Consumer, Non-cyclical		16,386,780
Technology - 13.6%
Maxwell Technologies, Inc.*	223,843	1,951,911
Silicon Graphics International Corp.*	200,530	1,850,892
KEYW Holding Corp.*	153,362	1,697,717
Spansion, Inc. — Class A*	60,180	1,371,502
IXYS Corp.	106,750	1,120,875
Allscripts Healthcare Solutions, Inc.*	62,720	841,389
Digi International, Inc.*	98,221	736,658
Insight Enterprises, Inc.*	30,422	688,450
Brooks Automation, Inc.	62,710	659,082
Teradyne, Inc.	33,290	645,493
Diodes, Inc.*	25,850	618,332
Take-Two Interactive Software, Inc.*	26,020	600,281
Diebold, Inc.	16,700	589,844
ManTech International Corp. — Class A	20,470	551,667
Mercury Systems, Inc.*	48,980	539,270
Semtech Corp.*	13,140	356,751
iGATE Corp.*	8,440	309,917
IPG Photonics Corp.*	4,430	304,695
Total Technology		15,434,726
Consumer, Cyclical - 8.0%
Brown Shoe Company, Inc.	67,690	1,836,429
International Speedway Corp. — Class A	50,070	1,584,215
Papa Murphy's Holdings, Inc.*	140,740	1,435,548
Chico's FAS, Inc.	77,190	1,140,096
Oshkosh Corp.	24,020	1,060,483
Wendy's Co.	73,140	604,136
ScanSource, Inc.*	16,260	562,434
Ryland Group, Inc.	16,140	536,494
WESCO International, Inc.*	4,393	343,796
Total Consumer, Cyclical		9,103,631
Energy - 6.3%
Patterson-UTI Energy, Inc.	64,180	2,087,775
Resolute Energy Corp.*	222,610	1,395,764
Oasis Petroleum, Inc.*	32,850	1,373,460
Sanchez Energy Corp.*	32,070	842,158
Matrix Service Co.*	31,278	754,425
Clayton Williams Energy, Inc.*	7,457	719,228
Total Energy		7,172,810

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Utilities - 6.1%
UGI Corp.	73,845	$2,517,377
Laclede Group, Inc.	45,090	2,092,176
PICO Holdings, Inc.*	53,020	1,057,749
South Jersey Industries, Inc.	16,840	898,582
Avista Corp.	9,440	288,203
Total Utilities		6,854,087
Communications - 5.2%
DigitalGlobe, Inc.*	63,024	1,796,184
Safeguard Scientifics, Inc.*	67,600	1,243,840
Scholastic Corp.	34,884	1,127,451
Finisar Corp.*	60,510	1,006,281
Liquidity Services, Inc.*	51,350	706,063
Total Communications		5,879,819
Basic Materials - 3.7%
Luxfer Holdings plc ADR	65,600	1,132,256
Landec Corp.*	92,124	1,128,519
Royal Gold, Inc.	15,222	988,516
Olin Corp.	23,591	595,673
Allied Nevada Gold Corp.*	86,700	286,977
Total Basic Materials		4,131,941
Total Common Stocks
(Cost $94,727,807)		111,719,459

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1, 2	116,667	1,703
Total Convertible Preferred Stocks
(Cost $111,410)		1,703

SHORT TERM INVESTMENTS† - 0.6%
Dreyfus Treasury Prime Cash Management Fund	718,555	718,555
Total Short Term Investments
(Cost $718,555)		718,555
Total Investments - 99.3%
(Cost $95,557,772)		$112,439,717
Other Assets & Liabilities, net - 0.7%		761,973
Total Net Assets - 100.0%		$113,201,690

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

2	Illiquid security.
ADR — American Depositary Receipt plc — Public Limited Company

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.1%
Financial - 26.3%
Hanover Insurance Group, Inc.	187,710	$11,529,147
Reinsurance Group of America, Inc. — Class A	68,287	5,471,836
Northern Trust Corp.	71,370	4,855,301
American Financial Group, Inc.	73,930	4,279,808
WR Berkley Corp.	66,540	3,180,612
Endurance Specialty Holdings Ltd.	55,826	3,080,479
Starwood Property Trust, Inc.	119,920	2,633,443
BioMed Realty Trust, Inc.	127,770	2,580,954
Alexandria Real Estate Equities, Inc.	33,000	2,433,750
SVB Financial Group*	21,020	2,356,131
Popular, Inc.*	79,290	2,333,901
Wintrust Financial Corp.	48,310	2,158,007
FirstMerit Corp.	116,165	2,044,504
Home Loan Servicing Solutions Ltd.	95,853	2,031,125
First Niagara Financial Group, Inc.	240,800	2,005,864
City National Corp.	24,780	1,875,103
Zions Bancorporation	64,180	1,865,071
First Midwest Bancorp, Inc.	102,473	1,648,791
Huntington Bancshares, Inc.	161,670	1,573,049
Employers Holdings, Inc.	76,410	1,470,893
Symetra Financial Corp.	60,280	1,406,333
Hancock Holding Co.	43,570	1,396,419
Eaton Vance Corp.	36,290	1,369,222
Redwood Trust, Inc.	61,435	1,018,592
Lexington Realty Trust	88,869	870,028
Blackhawk Network Holdings, Inc.*	25,570	828,468
Ocwen Financial Corp.*	31,245	817,994
Argo Group International Holdings Ltd.	13,840	696,290
Radian Group, Inc.	47,860	682,484
StanCorp Financial Group, Inc.	10,568	667,686
Total Financial		71,161,285
Industrial - 16.0%
Covanta Holding Corp.	334,480	7,097,666
Orbital Sciences Corp.*	189,174	5,259,037
Owens-Illinois, Inc.*	200,230	5,215,992
Sonoco Products Co.	127,480	5,008,690
URS Corp.	58,870	3,391,501
Aegion Corp. — Class A*	130,215	2,897,284
FLIR Systems, Inc.	89,180	2,794,901
Rock-Tenn Co. — Class A	55,780	2,654,012
Gentex Corp.	82,470	2,207,722
Berry Plastics Group, Inc.*	87,010	2,196,132
Huntington Ingalls Industries, Inc.	13,320	1,388,077
General Cable Corp.	79,037	1,191,878
ArcBest Corp.	20,420	761,666
UTI Worldwide, Inc.*	33,126	352,129
Advanced Energy Industries, Inc.*	15,140	284,481
II-VI, Inc.*	22,290	262,353
Sanmina Corp.*	11,970	249,694
AZZ, Inc.	4,251	177,564
Thermoenergy Corp.*	344,768	1,724
Total Industrial		43,392,503
Consumer, Non-cyclical - 15.2%
Bunge Ltd.	66,130	5,570,130
Quanta Services, Inc.*	118,890	4,314,518
Hormel Foods Corp.	80,740	4,149,229
Navigant Consulting, Inc.*	283,517	3,943,720
DeVry Education Group, Inc.	91,507	3,917,415
MEDNAX, Inc.*	56,910	3,119,806
Kindred Healthcare, Inc.	159,787	3,099,868
Hologic, Inc.*	125,474	3,052,782
ICF International, Inc.*	81,875	2,520,931
Ingredion, Inc.	33,050	2,504,860
Towers Watson & Co. — Class A	13,501	1,343,350
Emergent Biosolutions, Inc.*	45,730	974,506
Universal Health Services, Inc. — Class B	9,150	956,175
Globus Medical, Inc. — Class A*	37,810	743,723
Grand Canyon Education, Inc.*	16,960	691,459
Alere, Inc.*	8,388	325,287
Total Consumer, Non-cyclical		41,227,759
Technology - 9.7%
Computer Sciences Corp.	120,230	7,352,064
IXYS Corp.	455,721	4,785,071
Maxwell Technologies, Inc.*	387,650	3,380,308
Allscripts Healthcare Solutions, Inc.*	148,020	1,985,688
Teradyne, Inc.	77,600	1,504,664
KEYW Holding Corp.*	133,680	1,479,837
Take-Two Interactive Software, Inc.*	61,910	1,428,264
Diebold, Inc.	39,020	1,378,186
Semtech Corp.*	30,210	820,202
iGATE Corp.*	20,030	735,502
IPG Photonics Corp.*	10,550	725,629
ManTech International Corp. — Class A	25,050	675,098
Total Technology		26,250,513
Utilities - 7.6%
Pinnacle West Capital Corp.	76,010	4,153,186
AGL Resources, Inc.	80,720	4,144,165
UGI Corp.	118,543	4,041,131
Westar Energy, Inc.	81,590	2,783,851
Great Plains Energy, Inc.	93,095	2,250,106
Black Hills Corp.	42,020	2,011,918
Avista Corp.	22,470	686,009
MDU Resources Group, Inc.	22,301	620,191
Total Utilities		20,690,557
Consumer, Cyclical - 7.6%
Brown Shoe Company, Inc.	172,171	4,670,999
Chico's FAS, Inc.	186,450	2,753,867
Oshkosh Corp.	56,450	2,492,268
DR Horton, Inc.	104,010	2,134,285
Foot Locker, Inc.	28,000	1,558,200
Wendy's Co.	173,990	1,437,157
United Stationers, Inc.	34,800	1,307,436

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Consumer, Cyclical - 7.6% (continued)
Ryland Group, Inc.	38,550	$1,281,402
Ascena Retail Group, Inc.*	86,270	1,147,391
Visteon Corp.*	9,700	943,325
WESCO International, Inc.*	9,846	770,548
Total Consumer, Cyclical		20,496,878
Energy - 7.2%
Superior Energy Services, Inc.	153,920	5,059,350
Whiting Petroleum Corp.*	50,220	3,894,560
Oasis Petroleum, Inc.*	69,580	2,909,140
Patterson-UTI Energy, Inc.	76,490	2,488,220
Resolute Energy Corp.*	345,640	2,167,163
Sanchez Energy Corp.*	75,291	1,977,142
Denbury Resources, Inc.	62,990	946,740
HydroGen Corp.*,†††,2, 3	672,346	1
Total Energy		19,442,316
Basic Materials - 5.4%
Cameco Corp.	324,770	5,735,437
Landec Corp.*	216,800	2,655,800
Royal Gold, Inc.	36,369	2,361,803
Olin Corp.	75,746	1,912,587
Coeur Mining, Inc.*	251,535	1,247,614
Allied Nevada Gold Corp.*	202,520	670,341
Total Basic Materials		14,583,582
Communications - 4.1%
DigitalGlobe, Inc.*	160,708	4,580,178
Scholastic Corp.	76,884	2,484,891
Finisar Corp.*	143,280	2,382,746
Liquidity Services, Inc.*	114,290	1,571,488
Total Communications		11,019,303
Total Common Stocks
(Cost $227,629,761)		268,264,696

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. *,1,3	308,333	4,502
Total Convertible Preferred Stocks
(Cost $294,438)		4,502

SHORT TERM INVESTMENTS† - 0.5%
Dreyfus Treasury Prime Cash Management Fund	1,312,309	1,312,309
Total Short Term Investments
(Cost $1,312,309)		1,312,309

	Face Amount
CONVERTIBLE BONDS†† - 0.2%
Industrial - 0.2%
DryShips, Inc.
5.00% due 12/01/14	$500,000	494,375
Total Convertible Bonds
(Cost $491,941)		494,375
Total Investments - 99.8%
(Cost $229,728,449)		$270,075,882
Other Assets & Liabilities, net - 0.2%		502,043
Total Net Assets - 100.0%		$270,577,925

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

2	Affiliated issuer — See Note 6.
3	Illiquid security.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 20.6%
Consumer, Non-cyclical - 7.7%
Sanderson Farms, Inc.	1,040	$91,468
Molina Healthcare, Inc.*	2,158	91,283
Vector Group Ltd.	3,772	83,663
TreeHouse Foods, Inc.*	1,018	81,949
STERIS Corp.	1,400	75,544
HealthSouth Corp.	1,822	67,232
West Pharmaceutical Services, Inc.	1,491	66,737
United Natural Foods, Inc.*	1,040	63,918
Haemonetics Corp.*	1,677	58,561
PAREXEL International Corp.*	921	58,106
Thoratec Corp.*	2,121	56,695
HMS Holdings Corp.*	2,929	55,211
Cal-Maine Foods, Inc.	571	51,008
Select Medical Holdings Corp.	4,189	50,394
Chemed Corp.	485	49,907
Andersons, Inc.	767	48,229
Isis Pharmaceuticals, Inc.*	1,223	47,490
WEX, Inc.*	421	46,444
Cepheid*	1,004	44,206
Medicines Co.*	1,850	41,292
Fresh Market, Inc.*	1,088	38,004
NuVasive, Inc.*	1,061	36,997
Corporate Executive Board Co.	585	35,141
B&G Foods, Inc.	1,274	35,099
Cardtronics, Inc.*	997	35,094
Team Health Holdings, Inc.*	592	34,330
Pacira Pharmaceuticals, Inc.*	349	33,825
RPX Corp.*	2,447	33,597
DexCom, Inc.*	776	31,032
Landauer, Inc.	926	30,567
Sotheby's	849	30,326
Insulet Corp.*	817	30,106
Theravance, Inc.	1,748	29,873
Central Garden and Pet Co. — Class A*	3,604	28,976
Diamond Foods, Inc.*	979	28,009
Arena Pharmaceuticals, Inc.*	6,581	27,574
Medifast, Inc.*	832	27,315
Coca-Cola Bottling Company Consolidated	353	26,344
TeleTech Holdings, Inc.*	1,069	26,276
Air Methods Corp.*	473	26,275
Deluxe Corp.	464	25,594
Surgical Care Affiliates, Inc.*	951	25,420
USANA Health Sciences, Inc.*	333	24,529
Wright Medical Group, Inc.*	797	24,149
Inter Parfums, Inc.	876	24,090
Seaboard Corp.*	9	24,075
Puma Biotechnology, Inc.*	100	23,857
J&J Snack Foods Corp.	254	23,764
Euronet Worldwide, Inc.*	497	23,752
Alliance HealthCare Services, Inc.*	1,037	23,447
Inovio Pharmaceuticals, Inc.*	2,347	23,118
MAXIMUS, Inc.	576	23,115
EVERTEC, Inc.	1,031	23,033
Ophthotech Corp.*,4	589	22,930
Ironwood Pharmaceuticals, Inc. — Class A*	1,769	22,917
Repligen Corp.*	1,145	22,797
Nektar Therapeutics*	1,873	22,607
MannKind Corp.*	3,816	22,553
Revlon, Inc. — Class A*	707	22,405
Akorn, Inc.*	617	22,379
Insmed, Inc.*	1,699	22,172
NPS Pharmaceuticals, Inc.*	843	21,918
TrueBlue, Inc.*	859	21,698
Capital Senior Living Corp.*	1,022	21,697
Advisory Board Co.*	459	21,385
Synageva BioPharma Corp.*	310	21,322
Array BioPharma, Inc.*	5,938	21,199
On Assignment, Inc.*	785	21,077
Genomic Health, Inc.*	743	21,034
Insperity, Inc.	765	20,915
PDL BioPharma, Inc.	2,732	20,408
SP Plus Corp.*	1,052	19,946
Volcano Corp.*	1,865	19,844
Ligand Pharmaceuticals, Inc. — Class B*	422	19,830
ExlService Holdings, Inc.*	809	19,748
HeartWare International, Inc.*	253	19,640
Korn/Ferry International*	764	19,024
Total Consumer, Non-cyclical		2,677,485
Technology - 4.1%
Semtech Corp.*	2,831	76,861
SS&C Technologies Holdings, Inc.*	1,685	73,955
MedAssets, Inc.*	3,064	63,486
Microsemi Corp.*	2,412	61,289
Spansion, Inc. — Class A*	2,515	57,317
Unisys Corp.*	2,282	53,422
Blackbaud, Inc.	1,300	51,077
Rambus, Inc.*	3,808	47,524
Verint Systems, Inc.*	823	45,767
Quality Systems, Inc.	3,155	43,444
Advent Software, Inc.	1,339	42,259
j2 Global, Inc.	778	38,402
Cavium, Inc.*	735	36,552
Take-Two Interactive Software, Inc.*	1,571	36,243
CSG Systems International, Inc.	1,333	35,031
Aspen Technology, Inc.*	904	34,099
Fair Isaac Corp.	569	31,352
Cabot Microelectronics Corp.*	743	30,797
ACI Worldwide, Inc.*	1,554	29,153
PMC-Sierra, Inc.*	3,753	27,996
Acxiom Corp.*	1,676	27,738
RealD, Inc.*	2,862	26,817
AVG Technologies N.V.*	1,607	26,644
Silicon Image, Inc.*	5,191	26,163
Science Applications International Corp.	591	26,140
iGATE Corp.*	709	26,034
Infoblox, Inc.*	1,747	25,768
Diodes, Inc.*	1,040	24,877

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 20.6% (continued)
Technology - 4.1% (continued)
LivePerson, Inc.*	1,963	$24,714
Lattice Semiconductor Corp.*	3,219	24,143
Cypress Semiconductor Corp.	2,413	23,829
Guidewire Software, Inc.*	530	23,500
Cornerstone OnDemand, Inc.*	674	23,192
Barracuda Networks, Inc.*	875	22,444
Sykes Enterprises, Inc.*	1,119	22,358
Qlik Technologies, Inc.*	826	22,335
Silicon Laboratories, Inc.*	541	21,986
Cirrus Logic, Inc.*	1,025	21,371
Synaptics, Inc.*	289	21,155
Ultimate Software Group, Inc.*	149	21,085
Dealertrack Technologies, Inc.*	468	20,316
Applied Micro Circuits Corp.*	2,637	18,459
Total Technology		1,437,094
Industrial - 3.4%
Rexnord Corp.*	2,240	63,728
Matson, Inc.	2,464	61,674
Polypore International, Inc.*	1,494	58,132
Belden, Inc.	828	53,009
MasTec, Inc.*	1,651	50,554
Darling Ingredients, Inc.*	2,655	48,640
Swift Transportation Co. — Class A*	2,206	46,281
Blount International, Inc.*	2,910	44,028
ArcBest Corp.	1,147	42,783
Kaman Corp.	1,052	41,344
Moog, Inc. — Class A*	573	39,193
Dycom Industries, Inc.*	1,245	38,234
Harsco Corp.	1,630	34,898
Watts Water Technologies, Inc. — Class A	564	32,853
Generac Holdings, Inc.*	805	32,635
Tetra Tech, Inc.	1,294	32,324
FEI Co.	427	32,204
Mueller Water Products, Inc. — Class A	3,458	28,632
Greenbrier Companies, Inc.	385	28,251
Albany International Corp. — Class A	801	27,267
DXP Enterprises, Inc.*	344	25,346
Hillenbrand, Inc.	816	25,206
Werner Enterprises, Inc.	939	23,663
Coherent, Inc.*	381	23,382
NCI Building Systems, Inc.*	1,201	23,299
TAL International Group, Inc.	564	23,265
Cubic Corp.	488	22,838
Lindsay Corp.	300	22,425
Global Brass & Copper Holdings, Inc.	1,505	22,078
Plexus Corp.*	574	21,198
EnPro Industries, Inc.*	350	21,186
YRC Worldwide, Inc.*	1,031	20,950
Altra Industrial Motion Corp.	696	20,295
EnerSys	334	19,586
TriMas Corp.*	712	17,323
Chart Industries, Inc.*	264	16,138
Total Industrial		1,184,842
Communications - 2.2%
Anixter International, Inc.	1,028	87,215
Polycom, Inc.*	6,441	79,128
Conversant, Inc.*	1,802	61,718
Web.com Group, Inc.*	2,811	56,108
Aruba Networks, Inc.*	2,009	43,353
Sinclair Broadcast Group, Inc. — Class A	1,602	41,796
West Corp.	1,202	35,411
ViaSat, Inc.*	597	32,907
RF Micro Devices, Inc.*	2,723	31,423
Comverse, Inc.*	1,407	31,418
Sonus Networks, Inc.*	8,714	29,802
Travelzoo, Inc.*	1,866	28,923
Plantronics, Inc.	559	26,709
Ciena Corp.*	1,444	24,144
Harmonic, Inc.*	3,764	23,864
Orbitz Worldwide, Inc.*	2,673	21,037
WebMD Health Corp. — Class A*	500	20,905
Sapient Corp.*	1,482	20,748
NeuStar, Inc. — Class A*	814	20,212
Cumulus Media, Inc. — Class A*	4,986	20,094
Ixia*	1,953	17,850
Total Communications		754,765
Consumer, Cyclical - 1.9%
Casey's General Stores, Inc.	1,133	81,236
DineEquity, Inc.	702	57,276
Tenneco, Inc.*	963	50,374
JetBlue Airways Corp.*	3,777	40,112
Watsco, Inc.	428	36,885
Wabash National Corp.*	2,448	32,607
Dana Holding Corp.	1,657	31,764
Steelcase, Inc. — Class A	1,923	31,134
Wolverine World Wide, Inc.	1,222	30,624
Skechers U.S.A., Inc. — Class A*	500	26,655
Bloomin' Brands, Inc.*	1,432	26,263
Vail Resorts, Inc.	300	26,028
Herman Miller, Inc.	853	25,462
HNI Corp.	674	24,257
National CineMedia, Inc.	1,505	21,838
American Axle & Manufacturing Holdings, Inc.*	1,273	21,348
Restoration Hardware Holdings, Inc.*	267	21,240
Men's Wearhouse, Inc.	435	20,541
Iconix Brand Group, Inc.*	547	20,206
Mobile Mini, Inc.	554	19,373
Tower International, Inc.*	672	16,928
Total Consumer, Cyclical		662,151
Energy - 1.2%
SemGroup Corp. — Class A	749	62,369
Basic Energy Services, Inc.*	2,603	56,459
Pioneer Energy Services Corp.*	3,597	50,430
ION Geophysical Corp.*	15,735	43,901
Western Refining, Inc.	890	37,371
Carrizo Oil & Gas, Inc.*	543	29,224
Parsley Energy, Inc. — Class A*	1,148	24,487
Rex Energy Corp.*	1,604	20,322
Magnum Hunter Resources Corp.*	3,552	19,785

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 20.6% (continued)
Energy - 1.2% (continued)
Clayton Williams Energy, Inc.*	199	$19,194
W&T Offshore, Inc.	1,687	18,557
EXCO Resources, Inc.	5,209	17,398
Geospace Technologies Corp.*	387	13,603
Total Energy		413,100
Financial - 0.1%
Portfolio Recovery Associates, Inc.*	453	23,660
Aircastle Ltd.	1,213	19,845
Total Financial		43,505
Total Common Stocks
(Cost $7,308,428)		7,172,942

MUTUAL FUNDS†,1 - 41.9%
Guggenheim Variable Insurance Strategy Fund III	331,595	8,256,711
Guggenheim Strategy Fund I	186,828	4,652,007
Guggenheim Strategy Fund II	68,271	1,699,960
Total Mutual Funds
(Cost $14,646,001)		14,608,678

SHORT TERM INVESTMENTS† - 2.4%
Dreyfus Treasury Prime Cash Management Fund	826,989	826,989
Total Short Term Investments
(Cost $826,989)		826,989

	Face Amount
ASSET BACKED SECURITIES†† - 25.4%
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/222,3	$500,000	491,899
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.48% due 05/15/212,3	500,000	490,299
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/222,3	246,595	242,822
2006-1A, 1.06% due 02/01/222,3	250,000	227,900
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/412,3	416,209	399,186
Garrison Funding 2013-2 Ltd.
2013-2A, 2.03% due 09/25/232,3	380,000	377,682
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/212,3	374,541	371,208
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/352	317,859	305,186
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/372	260,892	257,004
2006-CH2, 0.26% due 10/25/362	44,471	44,425
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/212,3	270,000	269,568
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/222,3	260,000	256,412
H2 Asset Funding Ltd.
2.05% due 03/19/37	250,000	252,125
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	250,000	250,150
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/212,3	250,000	249,625
Hewett's Island CDO Ltd.
2007-6A, 2.48% due 06/09/192,3	250,000	249,050
Race Point V CLO Ltd.
2014-5AR, 3.08% due 12/15/222,3	250,000	248,900
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/212,3	250,000	247,875
Golub Capital Partners CLO 18 Ltd.
2014-18A, 2.73% due 04/25/262,3	250,000	247,500
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/232,3	250,000	246,025
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/242,3	250,000	245,450
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/172,3	250,000	245,150
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/212,3	250,000	244,000
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/212,3	250,000	240,700
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/192,3	250,000	235,075
Lehman XS Trust
2007-9, 0.27% due 06/25/372	234,760	211,847
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/352	209,475	206,499
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/302	200,000	187,232

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 25.4% (continued)
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.30% due 01/25/372	$201,982	$185,211
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/212,3	186,535	184,856
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/212,3	180,000	177,264
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/352	170,932	164,436
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/252,3	150,000	149,580
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/312	104,954	103,947
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.79% due 11/05/412,3	100,000	94,560
ACS 2007-1 Pass Through Trust
2007-1A, 0.47% due 06/14/372,3	96,484	94,313
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/182,3	76,765	76,635
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/412,3	77,568	76,133
Total Asset Backed Securities
(Cost $8,733,755)		8,847,729

MORTGAGE BACKED SECURITIES†† - 5.1%
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/372	417,592	389,492
SRERS Funding Ltd.
2011-RS, 0.40% due 05/09/462,3	350,808	334,145
Boca Hotel Portfolio Trust
2013-BOCA, 3.20% due 08/15/262,3	300,000	300,237
Hilton USA Trust
2013-HLF, 2.91% due 11/05/302,3	300,000	300,189
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/472,3	176,500	179,903
HarborView Mortgage Loan Trust
2006-12, 0.34% due 01/19/382	199,807	170,552
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.23% due 06/15/202,3	109,781	109,242
Total Mortgage Backed Securities
(Cost $1,752,489)		1,783,760

SENIOR FLOATING RATE INTERESTS†† - 2.8%
Financial - 1.4%
National Financial Partners Corp.
4.50% due 07/01/20	277,201	274,428
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	123,120	120,966
First Data Corp.
3.65% due 03/23/18	100,000	97,969
Total Financial		493,363
Technology - 0.4%
Blue Coat Systems, Inc.
4.00% due 05/31/19	158,400	155,101
Industrial - 0.4%
Thermasys Corp.
5.25% due 05/03/19	135,625	134,834
Energy - 0.3%
Pacific Drilling
4.50% due 05/18/18	108,625	104,869
Consumer, Cyclical - 0.3%
Sears Holdings Corp.
5.50% due 06/30/18	99,250	96,397
Total Senior Floating Rate Interests
(Cost $998,233)		984,564

CORPORATE BONDS†† - 1.1%
Financial - 0.7%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	160,000	158,400
International Lease Finance Corp.
2.18% due 06/15/162	70,000	69,300
Total Financial		227,700
Communications - 0.4%
Level 3 Financing, Inc.
3.82% due 01/15/182,3	150,000	147,795
Total Corporate Bonds
(Cost $381,228)		375,495

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.9%
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.00% due 12/15/282,3	300,000	303,432
Total Collateralized Mortgage Obligations
(Cost $300,000)		303,432
Total Investments - 100.2%
(Cost $34,947,123)		$34,903,589
Other Assets & Liabilities, net - (0.2)%		(86,992)
Total Net Assets - 100.0%		$34,816,597

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutche Bank AG London November 2014 Russell 2000 Growth Index Swap, Terminating 11/05/145 (Notional Value $27,560,422)	41,933	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuers — See Note 6
2	Variable rate security. Rate indicated is rate effective at September 30, 2014.
3
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $8,354,610 (cost $8,257,324), or 24.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Illiquid security.
5	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate.
plc — Public Limited Company

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 20.6%
Consumer, Non-cyclical - 6.4%
Coca-Cola Co.	3,778	$161,168
PepsiCo, Inc.	1,540	143,359
Altria Group, Inc.	2,385	109,567
Express Scripts Holding Co.*	1,441	101,778
Kraft Foods Group, Inc.	1,751	98,756
General Mills, Inc.	1,787	90,154
Merck & Company, Inc.	1,513	89,690
Kimberly-Clark Corp.	828	89,068
Automatic Data Processing, Inc.	1,053	87,483
McKesson Corp.	394	76,700
Archer-Daniels-Midland Co.	1,497	76,497
Cardinal Health, Inc.	1,012	75,819
HCA Holdings, Inc.*	1,072	75,597
Kellogg Co.	1,187	73,119
Vertex Pharmaceuticals, Inc.*	605	67,948
Kroger Co.	1,276	66,352
Becton Dickinson and Co.	581	66,123
Stryker Corp.	818	66,054
Mylan, Inc.*	1,446	65,779
AbbVie, Inc.	1,097	63,363
Philip Morris International, Inc.	730	60,882
Aetna, Inc.	749	60,669
Cigna Corp.	646	58,586
St. Jude Medical, Inc.	974	58,567
Procter & Gamble Co.	646	54,096
Amgen, Inc.	383	53,796
Baxter International, Inc.	553	39,689
Gilead Sciences, Inc.*	298	31,722
Johnson & Johnson	291	31,018
Actavis plc*	98	23,645
Celgene Corp.*	236	22,368
Total Consumer, Non-cyclical		2,239,412
Technology - 4.6%
Apple, Inc.	3,957	398,667
Microsoft Corp.	4,636	214,925
QUALCOMM, Inc.	2,231	166,812
International Business Machines Corp.	848	160,975
Oracle Corp.	3,606	138,038
Texas Instruments, Inc.	1,957	93,330
Adobe Systems, Inc.*	1,225	84,758
salesforce.com, Inc.*	1,469	84,512
EMC Corp.	2,556	74,789
Micron Technology, Inc.*	1,840	63,038
Accenture plc — Class A	630	51,232
SanDisk Corp.	432	42,314
Total Technology		1,573,390
Communications - 2.8%
Google, Inc. — Class A*	276	162,401
eBay, Inc.*	2,225	126,003
Verizon Communications, Inc.	2,059	102,929
Comcast Corp. — Class A	1,776	95,513
Amazon.com, Inc.*	226	72,871
Corning, Inc.	3,761	72,738
Facebook, Inc. — Class A*	664	52,483
Discovery Communications, Inc. — Class A*	1,200	45,360
DISH Network Corp. — Class A*	662	42,752
Sirius XM Holdings, Inc.*	11,820	41,252
Walt Disney Co.	382	34,009
Twitter, Inc.*	635	32,753
Viacom, Inc. — Class B	355	27,314
LinkedIn Corp. — Class A*	117	24,311
CenturyLink, Inc.	584	23,880
Total Communications		956,569
Consumer, Cyclical - 2.8%
Walgreen Co.	1,667	98,803
Southwest Airlines Co.	2,770	93,544
Costco Wholesale Corp.	700	87,723
CVS Health Corp.	1,081	86,037
American Airlines Group, Inc.	2,280	80,894
Macy's, Inc.	1,385	80,579
Target Corp.	1,262	79,102
Wal-Mart Stores, Inc.	1,013	77,464
Lowe's Companies, Inc.	1,444	76,416
Starbucks Corp.	667	50,332
Delta Air Lines, Inc.	995	35,969
Home Depot, Inc.	348	31,926
Johnson Controls, Inc.	543	23,892
PACCAR, Inc.	378	21,499
Las Vegas Sands Corp.	313	19,472
Total Consumer, Cyclical		943,652
Industrial - 2.5%
Boeing Co.	1,059	134,895
Lockheed Martin Corp.	654	119,538
FedEx Corp.	570	92,026
Waste Management, Inc.	1,771	84,176
United Technologies Corp.	788	83,213
Caterpillar, Inc.	783	77,540
Deere & Co.	897	73,545
Honeywell International, Inc.	425	39,576
United Parcel Service, Inc. — Class B	352	34,598
Emerson Electric Co.	544	34,044
Norfolk Southern Corp.	233	26,003
3M Co.	159	22,527
Illinois Tool Works, Inc.	250	21,105
Agilent Technologies, Inc.	368	20,969
Total Industrial		863,755
Energy - 1.2%
Pioneer Natural Resources Co.	456	89,819
Baker Hughes, Inc.	1,084	70,525
Anadarko Petroleum Corp.	682	69,182
Marathon Petroleum Corp.	718	60,793
Phillips 66	684	55,616
Williams Companies, Inc.	397	21,974
Schlumberger Ltd.	213	21,660
Valero Energy Corp.	438	20,266
Total Energy		409,835
Financial - 0.2%
Visa, Inc. — Class A	294	62,731
Basic Materials - 0.1%
EI du Pont de Nemours & Co.	400	28,704

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 20.6% (continued)
Basic Materials - 0.1% (continued)
Veritiv Corp.*	15	$751
Total Basic Materials		29,455
Total Common Stocks
(Cost $6,596,285)		7,078,799

MUTUAL FUNDS†, 1 - 44.4%
Guggenheim Variable Insurance Strategy Fund III	301,441	7,505,869
Guggenheim Strategy Fund I	228,961	5,701,129
Guggenheim Strategy Fund II	60,245	1,500,113
Guggenheim Strategy Fund III	20,111	500,966
Total Mutual Funds
(Cost $15,247,471)		15,208,077

SHORT TERM INVESTMENTS† - 3.1%
Dreyfus Treasury Prime Cash Management Fund	1,051,588	1,051,588
Total Short Term Investments
(Cost $1,051,588)		1,051,588

	Face Amount
ASSET BACKED SECURITIES†† - 23.0%
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/222,3	$500,000	491,899
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.48% due 05/15/212,3	500,000	490,300
Brentwood CLO Corp.
2006-1A, 1.06% due 02/01/222,3	250,000	227,900
2006-1A, 0.51% due 02/01/222,3	226,045	222,587
N-Star REL CDO VIII Ltd.
2006-8A, 0.44% due 02/01/412,3	416,209	399,186
Garrison Funding 2013-2 Ltd.
2013-2A, 2.03% due 09/25/232,3	340,000	337,926
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/212,3	337,087	334,087
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.30% due 03/25/372	260,892	257,004
2006-CH2, 0.26% due 10/25/362	40,024	39,983
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.49% due 11/25/352	282,542	271,277
H2 Asset Funding Ltd.
2.05% due 03/19/37	250,000	252,125
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32	250,000	250,150
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/212,3	250,000	249,625
Race Point V CLO Ltd.
2014-5AR, 3.08% due 12/15/222,3	250,000	248,900
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/212,3	250,000	247,875
Golub Capital Partners CLO 18 Ltd.
2014-18A, 2.73% due 04/25/262,3	250,000	247,500
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/222,3	250,000	246,550
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/232,3	250,000	246,025
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/242,3	250,000	245,450
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due 06/20/172,3	250,000	245,150
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/212,3	250,000	244,000
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/212,3	250,000	240,700
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/192,3	250,000	235,075
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/212,3	230,000	229,632
Lehman XS Trust
2007-9, 0.27% due 06/25/372	212,187	191,477
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/302	200,000	187,232
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.30% due 01/25/372	181,784	166,690
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/212,3	167,881	166,370
Aegis Asset Backed Securities Trust
2005-3, 0.62% due 08/25/352	167,580	165,199
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/212,3	160,000	157,568
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.58% due 06/25/352	155,393	149,487

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 23.0% (continued)
ACS 2007-1 Pass Through Trust
2007-1A, 0.47% due 06/14/372,3	$96,484	$94,313
West Coast Funding Ltd.
2006-1A, 0.38% due 11/02/412,3	69,811	68,520
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/182,3	57,574	57,476
Total Asset Backed Securities
(Cost $7,798,347)		7,905,238

MORTGAGE BACKED SECURITIES†† - 4.6%
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/372	382,793	357,035
SRERS Funding Ltd.
2011-RS, 0.40% due 05/09/462,3	350,808	334,145
Boca Hotel Portfolio Trust
2013-BOCA, 3.20% due 08/15/262,3	250,000	250,198
Hilton USA Trust
2013-HLF, 2.91% due 11/05/302,3	200,000	200,126
HarborView Mortgage Loan Trust
2006-12, 0.34% due 01/19/382	199,807	170,552
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.33% due 09/10/472,3	158,850	161,912
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.23% due 06/15/202,3	96,607	96,133
Total Mortgage Backed Securities
(Cost $1,538,757)		1,570,101

SENIOR FLOATING RATE INTERESTS†† - 2.7%
Financial - 1.3%
National Financial Partners Corp.
4.50% due 07/01/20	257,401	254,827
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	123,120	120,966
First Data Corp.
3.65% due 03/23/18	100,000	97,969
Total Financial		473,762
Technology - 0.4%
Blue Coat Systems, Inc.
4.00% due 05/31/19	148,500	145,407
Industrial - 0.4%
Thermasys Corp.
5.25% due 05/03/19	125,938	125,203
Consumer, Cyclical - 0.3%
Sears Holdings Corp.
5.50% due 06/30/18	99,250	96,397
Energy - 0.3%
Pacific Drilling
4.50% due 05/18/18	98,750	95,335
Total Senior Floating Rate Interests
(Cost $949,247)		936,104

CORPORATE BONDS†† - 1.0%
Financial - 0.6%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	130,000	128,700
International Lease Finance Corp.
2.18% due 06/15/162	70,000	69,300
Total Financial		198,000
Communications - 0.4%
Level 3 Financing, Inc.
3.82% due 01/15/182,3	130,000	128,089
Total Corporate Bonds
(Cost $331,857)		326,089

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.7%
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.00% due 12/15/282,3	250,000	252,860
Total Collateralized Mortgage Obligations
(Cost $250,000)		252,860
Total Investments - 100.1%
(Cost $33,763,552)		$34,328,856
Other Assets & Liabilities, net - (0.1)%		(22,284)
Total Net Assets - 100.0%		$34,306,572

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $80,880)	1	363
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $294,713)	3	(1,742)
(Total Aggregate Value of Contracts $375,593)		$(1,379)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America November 2014 Russell 1000 Growth Index Swap, Terminating 11/05/144 (Notional Value $26,799,792)	29,097	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer — See Note 6.
2	Variable rate security. Rate indicated is rate effective at September 30, 2014.
3
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $7,398,077 (cost $7,308,325), or 21.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate. plc — Public Limited Company

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS - 0.0%
Financials
Irish Bank Resolution Corporation Ltd.*,†††,4	16,638	$–
Total Common Stocks
(Cost $101,261)		–

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 65.6%
Farmer Mac1
0.07% due 10/01/14	$2,500,000	2,500,000
Fannie Mae2
0.04% due 10/14/14	2,500,000	2,499,990
Federal Home Loan Bank1
0.03% due 10/28/14	2,500,000	2,499,978
Freddie Mac2
0.08% due 10/16/14	2,000,000	1,999,933
0.08% due 10/17/14	500,000	499,998
Total Freddie Mac		2,499,931
Total Federal Agency Discount Notes
(Cost $9,999,823)		9,999,899

REPURCHASE AGREEMENT††,3 - 34.7%
State Street issued 09/30/14 at 0.00% due 10/01/14	5,289,880	5,289,880
Total Repurchase Agreement
(Cost $5,289,880)		5,289,880
Total Investments - 100.3%
(Cost $15,390,964)		$15,289,779
Other Assets & Liabilities, net - (0.3)%		(52,643)
Total Net Assets - 100.0%		$15,237,136

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,831,263)	39	$(47,163)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2014 Goldman Sachs Multi-Hedge Strategies Short Index Swap, Terminating 10/15/145 (Notional Value $3,630,365)	29,655	$133,378
Goldman Sachs International October 2014 Goldman Sachs Multi-Hedge Strategies Long Index Swap, Terminating 10/15/146 (Notional Value $9,621,427)	78,344	(319,609)
		$(186,231)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	Repurchase Agreement — See Note 3.
4	Illiquid secuirty.
5	Customized basket of 138 exchange-traded equity securities.
6	Customized basket of 191 exchange-traded equity securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund reccords a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available (including restricted securities) are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. As part of their investment strategy, the Funds utilize a variety of derivative instruments.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

Certain Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Series A (StylePlus—Large Core Series)	$163,623,909	$–	$66,938,961	$–	$–	$230,562,870
Series B (Large Cap Value Series)	279,839,754	–	--	–	–	279,839,754
Series C (Money Market Series)	32,790,182	–	46,296,440	–	–	79,086,622
Series D (World Equity Income Series)	184,490,088	–	–	–	–	184,490,088
Series E (Total Return Bond Series)	25,771,312	–	90,889,454	192,569	2,966,213	119,819,548
Series F (Floating Rate Strategies Series)	10,065,134	–	44,983,222	–	684,222	55,732,578
Series J (StylePlus—Mid Growth Series)	111,295,548	724	45,307,634	–	–	156,603,906
Series M (Macro Opportunities Series)	4,820,021	–	24,446,947	52,583	297,281	29,616,832
Series N (Managed Asset Allocation Series)	57,496,783	10,551	–	5,253	–	57,512,587
Series O (All Cap Value Series)	143,894,928	–	–	–	–	143,894,928
Series P (High Yield Series)	6,512,152	–	89,014,987	428,212	3,092,535	99,047,886
Series Q (Small Cap Value Series)	112,438,014	–	–	–	1,703	112,439,717
Series V (Mid Cap Value Series)	269,577,004	–	494,375	–	4,503	270,075,882
Series X (StylePlus—Small Growth Series)	22,608,609	–	12,294,980	–	–	34,903,589
Series Y (StylePlus—Large Growth Series)	23,338,464	363	10,990,392	–	–	34,329,219
Series Z (Alpha Opportunity Series)	–	–	15,289,779	133,378	–	15,423,157
Liabilities
Series A (StylePlus—Large Core Series)	$–	$5,807	$–	$–	$–	$5,807
Series E (Total Return Bond Series)	–	–	–	8,640	–	8,640
Series J (StylePlus—Mid Growth Series)	–	15,676	–	–	–	15,676
Series M (Macro Opportunities Series)	–	–	--	180,303	–	180,303
Series N (Managed Asset Allocation Series)	–	395,435	–	15,229	–	410,664
Series Y (StylePlus—Large Growth Series)	–	1,742	–	–	–	1,742
Series Z (Alpha Opportunity Series)	–	47,163	–	319,609	–	366,772

*	Other financial instruments may include forward currency contracts, futures contracts, and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair vaule hierarchy:

Fund	Category and Subcategory	Ending Balance at 09/30/14	Valuation Technique	Unobservable Inputs
	Investments, at value
Series E (Total Return Bond Series)	Corporate Bonds	$2,052,995	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Preferred Stock	676,440	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Mortgage-Backed Securities	236,778	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Series F (Floating Rate Strategies Series)	Senior Floating Rate Interests	684,222	Monthly Model Priced	Purchase Price

Series M (Macro Opportunities Series)	Corporate Bonds	202,620	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Senior Floating Rate Interests	94,661	Monthly Model Priced	Purchase Price

Series P (High Yield Series)	Senior Floating Rate Interests	1,557,185	Monthly Model Priced	Purchase Price
	Corporate Bonds	964,396	Monthly Model Priced	Purchase Price
		570,900	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	1,535,296

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the avialability of data used in the investment's valuation changes. The Funds recognized transfers between the levels as of the beginning of the period. As of September 30, 2014, the Funds had transfers in/out of Level 3 due to changes in securities valuation method. See the table below for changes to and from Level 2 and Level 3. There were no other securities that transferred between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2014:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Asset-Backed Securities	Corporate Bonds	Preferred Stocks	Total
Series E (Total Return Bond Series)
Assets:
Beginning Balance	$-	$-	$-	$-
Purchases	231,699	700,000	-	931,699
Sales, maturities and paydowns	(1,544)	(17,850)	-	(19,394)
Total change in unrealized gains or losses included in earnings	6,623	114,897	50,250	171,770
Transfers into Level 3	-	1,255,948	626,190	1,882,138
Ending Balance	$236,778	$2,052,995	$676,440	$2,966,213

			Senior Floating Rate Interests	Total
Series F (Floating Rate Strategies Series)
Assets:
Beginning Balance			$148,500	$148,500
Purchases			541,000	541,000
Sales, maturities and paydowns			(5,625)	(5,625)
Total change in unrealized gains or losses included in earnings			347	347
Ending Balance			$684,222	$684,222

		Senior Floating Rate Interests	Corporate Bonds	Total
Series M (Macro Opportunities Series)
Assets:
Beginning Balance		$-	$-	$-
Purchases		-	100,000	100,000
Sales, maturities and paydowns		(3,750)	-	(3,750)
Total change in unrealized gains or losses included in earnings		411	4,110	4,521
Transfers into Level 3		98,000	98,510	196,510
Ending Balance		$94,661	$202,620	$297,281

	Senior Floating Rate Interests	Corporate Bonds	Common Stocks/Warrants	Total
Series P (High Yield Series)
Assets:
Beginning Balance	$1,700,500	$-	$59	$1,700,559
Purchases	892,000	1,487,219	-	2,379,219
Sales, maturities and paydowns	(1,426,251)	-	-	(1,426,251)
Total realized gains or losses included in earnings	26,348			26,348
Total change in unrealized gains or losses included in earnings	(27,412)	48,077	-	20,665
Transfers into Level 3	392,000		-	392,000
Transfers out of Level 3	-	-	(5)	(5)
Ending Balance	$1,557,185	$1,535,296	$54	$3,092,535

4. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

At September 30, 2014, the collateral for the repurchase agreements was as follows:

Counterparty and Terms of Agreement	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Series Z (Alpha Opportunity Series)	State Street 0.00%			Fannie Mae 2.26%
	Due 10/01/14	$5,289,880	$5,289,880	10/17/22	$5,615,000	$5,399,008

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Hedge	Duration	Speculation	Income
Series A (StylePlus-Large Core Series)	x	—	—	—	—
Series E (Total Return Bond Series)	—	x	x	—	—
Series F (Floating Rate Strategies Series)	—	x	—	—	—
Series J (StylePlus-Mid Growth Series)	x	—	—	—	—
Series M (Macro Opportunities Series)	x	x	x	—	—
Series N (Managed Asset Allocation Series)	x	—	—	—	—
Series P (High Yield Series)		x	—	—	—
Series X (StylePlus-Small Growth Series)	x	—	—	—	—
Series Y (StylePlus-Large Growth Series)	x	—	—	—	—
Series Z (Alpha Opportunity Series)	x	x	—	x	x

6. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 will be available publicly or upon request.

7. Options Written

Transactions in options written during the period ended September 30, 2014, were as follows:

Written Call Options

	Series E (Total Return Bond Series)		Series M (Macro Opportunities Series)		Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2013	–	$–	565	$4,520	86	$29,068	278	$78,923	621	$176,294
Options Written	1,859	26,026	675	19,102	–	–	427	58,810	–	–
Options terminated in closing purchase transactions	–	–	–	–	–	–	–	–	–	–
Options expired	(1,859)	(26,026)	(1,111)	(12,142)	(86)	(29,068)	(705)	(137,733)	(621)	(176,294)
Options exercised	–	–	(129)	(11,480)	–	–	–	–	–	–
Balance at June 30, 2014	–	$–	–	$–	–	$–	–	$–	–	$–

Written Put Options

	Series E (Total Return Bond Series)		Series M (Macro Opportunities Series)		Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2013	–	$–	–	$–	–	$–	168	$22,540	384	$51,521
Options Written	–	–	–	–	–	–	–	–	–	–
Options terminated in closing purchase transactions	–	–	–	–	–	–	–	–	–	–
Options expired	–	–	–	–	–	–	(168)	(22,540)	(384)	(51,521)
Options exercised	–	–	–	–	–	–	–	–	–	–
Balance at June 30, 2014	–	$–	–	$–	–	$–	–	$–	–	$–

8. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)	LSTAR Securities Investment Trust 2014-1
	3.25% due 09/01/21	9/25/2014	$1,300,000	$1,300,000
	Cadence Bank North America
	6.25% due 06/28/29	6/6/2014	150,000	152,625
	Cadence Financial Corp.
	4.88% due 06/28/19	6/6/2014	100,000	100,500
			1,550,000	1,553,125

Series M (Macro Opportunities Series)	Cadence Financial Corp.
	4.88% due 06/28/19	6/6/2014	100,000	100,500

Series P (High Yield Series)	Pacific Premier Bancorp, Inc.
	5.75% due 09/03/24	8/25/2014	1,250,000	1,256,249

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 24, 2014

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	November 24, 2014

* Print the name and title of each signing officer under his or her signature.